UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number   811-5850
                                                     ---------------------------

                             OneAmerica Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           -------------

                   Date of fiscal year end: December 31, 2008
                                           ------------------

                     Date of reporting period: June 30, 2009
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

--------------------------------------------------------------------------------

                                  JUNE 30, 2009
================================================================================

                       [GRAPHIC OF ONEAMERICA FUNDS, INC.]

[LOGO OF ONEAMERICA FUNDS, INC.]  ONEAMERICA(R) FUNDS, INC.
                                  SEMI-ANNUAL REPORT

          NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

          Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

================================================================================

                  ONEAMERICA(R) FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================
           Directors and Officers of OneAmerica Funds, Inc.

Jean L. Wojtowicz, Chairwoman of the      J. Scott Davison, President
  Board of Directors                      Constance E. Lund, Treasurer
William R. Brown, Director                Thomas M. Zurek, Secretary
Steven J. Helmich, Director (1)           Daniel Schluge, Assistant Treasurer
K. Lowell Short, Jr.*, Director (1)       Richard M. Ellery, Assistant Secretary
Gilbert F. Viets, Director (1)              and Chief Compliance Officer

(1) Audit Committee
*   Mr. Short resigned from the Board on July 13, 2009.

                               A Message
[PHOTO OF J. SCOTT DAVISON]    From
                               The President
                               of OneAmerica Funds, Inc.

It is a pleasure to provide you with the 2009 semiannual report for OneAmerica Funds, Inc. This report includes performance, holdings and financial information for each portfolio. I hope you find this information useful as you monitor your investments.

Extreme volatility continued to impact our financial markets during the first half of 2009. Governments around the world have pumped money into the global economy at a frenetic pace in an attempt to lessen the severity of the current global recession. During the second quarter, investor sentiment improved on hopes that this combined government stimulus was, indeed, having a positive impact. Although there was no indication that the recession had ended, there was a growing sense of optimism that the worst of the recession was over. This led to a dramatic change as investors increasingly moved out of "safe" investments and embraced riskier assets.

After suffering through the worst bear market in the post World War II era, the broad U.S. equity market finally experienced a powerful rally during the second quarter of 2009. After hitting a 12-year low on March 9, the S&P 500 rebounded 40 percent by the middle of June and ended the first six months with a 3.2 percent investment return.

This new disregard for risk aversion also had a dramatic impact on the fixed income market. Treasury and agency paper no longer took center stage in terms of outstanding performance. Instead, investors gravitated to corporate names, particularly high-yield investments.

Despite the ongoing volatility, the OneAmerica portfolios continued to achieve strong relative performance. The Value, Investment Grade Bond, Asset Director and Socially Responsive Portfolios outperformed their respective benchmarks during the first half of 2009.

During the second half of 2009, the expectation is that a business recovery will commence. However, any pending recovery will likely be lackluster, at least in its formative stages. As such, we believe investment returns may be more muted in the near term as investors wait for concrete evidence that the U.S. economy is definitely on the road to recovery.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2009 has been listed below.

PORTFOLIO                                     CLASS O              ADVISOR CLASS
---------                                     -------              -------------
Value Portfolio                                 5.0%                    4.8%
Money Market Portfolio                          0.1%                    0.0%
Investment Grade Bond Portfolio                 8.2%                    8.1%
Asset Director Portfolio                        6.5%                    6.4%
Socially Responsive Portfolio                   5.5%                    5.3%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract charges and mortality and expense risk charges.

K. Lowell Short, who has served OneAmerica Funds, Inc. as a director for several years, has resigned to pursue other opportunities. I wish to thank him for his contributions to the Fund and its shareholders.

As always, we continue to maintain our focus on the vision, values and goals that have kept our company strong. Thank you for your continued investment and confidence in OneAmerica Funds, Inc.

                                                         /s/ J. Scott Davison

                                                         J. Scott Davison
                                                         President
                                                         OneAmerica Funds, Inc.

Indianapolis, Indiana
July 17, 2009

                      (This Page Intentionally Left Blank)

                          FEES AND EXPENSES (UNAUDITED)

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2009.

ACTUAL EXPENSES
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning        Ending           Annualized
                                           Account        Account          Expense Ratio          Expenses Paid
                                            Value          Value            Based on the            During the
                                          01/01/09        06/30/09        Six-Month Period       Six-Month Period*
                                          ---------       ---------       ----------------       -----------------
Value Portfolio - Class O
  Actual                                  $1,000.00       $1,050.00             0.61%                  $3.08
  Hypothetical
    (5% return before expenses)            1,000.00        1,021.79             0.61                    3.04
Value Portfolio - Advisor Class
  Actual                                   1,000.00        1,048.00             0.91                    4.60
  Hypothetical
    (5% return before expenses)            1,000.00        1,020.30             0.91                    4.54
Money Market - Class O
  Actual                                   1,000.00        1,001.00             0.53                    2.63
  Hypothetical
    (5% return before expenses)            1,000.00        1,022.17             0.53                    2.66
Money Market - Advisor Class
  Actual                                   1,000.00        1,000.00             0.65                    3.24
  Hypothetical
    (5% return before expenses)            1,000.00        1,021.55             0.65                    3.28
Investment Grade Bond - Class O
  Actual                                   1,000.00        1,082.00             0.66                    3.40
  Hypothetical
    (5% return before expenses)            1,000.00        1,021.53             0.66                    3.30
Investment Grade Bond - Advisor Class
  Actual                                   1,000.00        1,081.00             0.96                    4.95
  Hypothetical
    (5% return before expenses)            1,000.00        1,020.04             0.96                    4.80
Asset Director - Class O
  Actual                                   1,000.00        1,065.00             0.61                    3.12
  Hypothetical
    (5% return before expenses)            1,000.00        1,021.77             0.61                    3.05
Asset Director - Advisor Class
  Actual                                   1,000.00        1,064.00             0.91                    4.65
  Hypothetical
    (5% return before expenses)            1,000.00        1,020.29             0.91                    4.55
Socially Responsive - Class O
  Actual                                   1,000.00        1,055.00             1.20                    6.11
  Hypothetical
    (5% return before expenses)            1,000.00        1,018.85             1.20                    6.00
Socially Responsive - Advisor Class
  Actual                                   1,000.00        1,053.00             1.50                    7.63
  Hypothetical
    (5% return before expenses)            1,000.00        1,017.36             1.50                    7.50

* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                                 ONEAMERICA FUNDS, INC.
                        STATEMENTS OF ASSETS AND LIABILITIES
                                JUNE 30, 2009 (UNAUDITED)

                                                                                  PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                                                  MONEY            INVESTMENT           ASSET            SOCIALLY
                                               VALUE              MARKET           GRADE BOND          DIRECTOR         RESPONSIVE
                                           -------------      -------------      -------------      -------------      -----------
ASSETS:
  Investments at value                     $ 208,960,334      $ 261,416,497      $ 129,643,463      $ 230,298,175      $ 3,254,182
  Cash                                            65,069                  -            540,943            229,811           83,632
  Receivable for capital stock issued             72,372                  -             12,186                  -           37,850
  Receivable for investments sold              2,000,000          7,600,000            671,563          3,215,561                -
  Dividends and interest receivable              255,934            258,394          1,188,424            854,053            5,062
  Due from Advisor (Note 2)                            -              8,250                  -                  -            7,876
                                           -------------      -------------      -------------      -------------      -----------
    Total assets                             211,353,709        269,283,141        132,056,579        234,597,600        3,388,602
                                           -------------      -------------      -------------      -------------      -----------
LIABILITIES:
  Distribution payable                                 -                568                  -                  -                -
  Payable to custodian                                 -            606,647                  -                  -                -
  Payable for capital stock redeemed                   -            143,089             11,093             96,499                -
  Payable for investments purchased            1,989,564          6,924,146            920,821            120,320              611
  Accrued investment advisory fees                92,821             92,427             58,560            103,451            2,072
  Accrued distribution (12b-1) fee                 5,062              9,997              1,274             10,380              422
  Accrued expenses                                35,427             35,005             25,119             28,880           11,066
                                           -------------      -------------      -------------      -------------      -----------
    Total liabilities                          2,122,874          7,811,879          1,016,867            359,530           14,171
                                           -------------      -------------      -------------      -------------      -----------
NET ASSETS                                 $ 209,230,835      $ 261,471,262      $ 131,039,712      $ 234,238,070      $ 3,374,431
                                           =============      =============      =============      =============      ===========
NET ASSETS BY CLASS OF SHARES
  Class O                                  $ 190,266,393      $ 224,213,184      $ 126,111,784      $ 194,916,558      $ 1,762,397
  Advisor Class                               18,964,442         37,258,078          4,927,928         39,321,512        1,612,034
                                           -------------      -------------      -------------      -------------      -----------
    Total net assets                       $ 209,230,835      $ 261,471,262      $ 131,039,712      $ 234,238,070      $ 3,374,431
                                           =============      =============      =============      =============      ===========
SHARES OUTSTANDING
  Class O                                     12,776,981        224,213,186         11,428,194         14,151,574          259,549
  Advisor Class                                1,283,836         37,258,076            448,438          2,870,867          237,802
                                           -------------      -------------      -------------      -------------      -----------
    Total shares outstanding                  14,060,817        261,471,262         11,876,632         17,022,441          497,351
                                           =============      =============      =============      =============      ===========
NET ASSET VALUE PER SHARE
  Class O                                  $       14.89      $        1.00      $       11.04      $       13.77      $      6.79
                                           =============      =============      =============      =============      ===========
  Advisor Class                            $       14.77      $        1.00      $       10.99      $       13.70      $      6.78
                                           =============      =============      =============      =============      ===========
  Investments at cost                      $ 265,457,158      $ 261,416,497      $ 131,957,222      $ 266,961,584      $ 4,637,316
                                           =============      =============      =============      =============      ===========
ANALYSIS OF NET ASSETS:
  Paid-in-capital                          $ 274,202,552      $ 261,471,262      $ 129,644,009      $ 270,874,983      $ 4,975,927
  Undistributed net investment income          1,805,911                 40          3,489,834          3,411,421           15,188
  Undistributed net realized gain (loss)     (10,280,804)               (40)           219,628         (3,384,925)        (233,550)
  Unrealized appreciation
    (depreciation) of investments            (56,496,824)                 -         (2,313,759)       (36,663,409)      (1,383,134)
                                           -------------      -------------      -------------      -------------      -----------
                                           $ 209,230,835      $ 261,471,262      $ 131,039,712      $ 234,238,070      $ 3,374,431
                                           =============      =============      =============      =============      ===========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                  PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                     MONEY         INVESTMENT          ASSET          SOCIALLY
                                                    VALUE           MARKET         GRADE BOND         DIRECTOR       RESPONSIVE
                                                ------------      ----------      ------------      ------------     ----------
INVESTMENT INCOME:
  Income:
    Dividends (net of foreign taxes             $  2,404,896      $        -      $          -      $  1,721,392     $   34,777
      withheld of $56,179, $0, $0,
      $39,859 and $894, respectively)
    Interest                                          23,583         980,108         3,935,572         2,408,252            346
                                                ------------      ----------      ------------      ------------     ----------
                                                   2,428,479         980,108         3,935,572         4,129,644         35,123
                                                ------------      ----------      ------------      ------------     ----------
EXPENSES:
  Investment advisory fee                            485,886         552,662           329,083           543,969         10,565
  Custodian and service agent fee                     64,436          98,957            54,174            77,219         35,930
  Distribution (12b-1) fee - advisor class            25,929          58,493             7,013            53,417          2,136
  U.S. Treasury temporary guarantee
    program (Note 10)                                      -          35,813                 -                 -              -
  Professional fees                                    9,480          14,646             6,826            10,758            105
  Printing                                             8,323          13,006             6,010             9,572            129
  Director fees                                        7,964           7,964             7,964             7,964          7,988
  Other                                               13,204          10,713            29,600            13,558          8,826
                                                ------------      ----------      ------------      ------------     ----------
  Total expenses before waived fees
    and reimbursed expenses                          615,222         792,254           440,670           716,457         65,679
  Waived fees and reimbursed
    expenses (Note 2)                                      -         (35,899)                -                 -        (45,432)
                                                ------------      ----------      ------------      ------------     ----------
  Net expenses                                       615,222         756,355           440,670           716,457         20,247
                                                ------------      ----------      ------------      ------------     ----------
      Net investment income                        1,813,257         223,753         3,494,902         3,413,187         14,876
                                                ------------      ----------      ------------      ------------     ----------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on investments                                (8,712,103)             81         1,381,489        (2,939,078)      (116,181)
  Net change in unrealized
    appreciation (depreciation)
    on investments                                15,656,774               -         5,644,244        12,971,382        267,526
                                                ------------      ----------      ------------      ------------     ----------
      Net gain                                     6,944,671              81         7,025,733        10,032,304        151,345
                                                ------------      ----------      ------------      ------------     ----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               $  8,757,928      $  223,834      $ 10,520,635      $ 13,445,491     $  166,221
                                                ============      ==========      ============      ============     ==========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PORTFOLIO
                                              -----------------------------------------------------------------------
                                                            VALUE                             MONEY MARKET
                                              --------------------------------      ---------------------------------
                                                SIX MONTHS         YEAR ENDED        SIX MONTHS          YEAR ENDED
                                              ENDED 6/30/09       DECEMBER 31,      ENDED 6/30/09        DECEMBER 31,
                                               (UNAUDITED)            2008           (UNAUDITED)             2008
                                              -------------      -------------      -------------      --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                       $   1,813,257      $   6,374,537      $     223,753      $    5,411,796
  Net realized gain (loss)                       (8,712,103)         4,921,023                 81                 (81)
  Net change in unrealized
    appreciation (depreciation)                  15,656,774       (142,899,536)                 -                   -
                                              -------------      -------------      -------------      --------------
    Net increase (decrease) in net
      assets from operations                      8,757,928       (131,603,976)           223,834           5,411,715
                                              -------------      -------------      -------------      --------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                               -         (5,901,632)          (212,413)         (4,739,361)
    Advisor Class                                         -           (482,961)           (11,340)           (672,435)
  From net realized gain
    Class O                                               -        (11,218,720)                 -                   -
    Advisor Class                                         -         (1,056,839)                 -                   -
                                              -------------      -------------      -------------      --------------
    Total distributions                                   -        (18,660,152)          (223,753)         (5,411,796)
                                              -------------      -------------      -------------      --------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                       3,084,938          6,153,136         17,251,066         101,450,213
    Advisor Class                                 1,244,773          4,212,721          6,976,553          36,369,435
  Reinvested distributions:
    Class O                                               -         17,120,352            217,954           4,709,087
    Advisor Class                                         -          1,539,800             12,033             666,059
  Cost of shares redeemed:
    Class O                                     (11,946,159)       (52,591,244)       (40,805,968)        (59,665,372)
    Advisor Class                                (1,068,115)        (5,387,394)       (11,698,552)        (31,721,912)
                                              -------------      -------------      -------------      --------------
    Increase (decrease)                          (8,684,563)       (28,952,629)       (28,046,914)         51,807,510
                                              -------------      -------------      -------------      --------------
    Net increase (decrease) in net assets            73,365       (179,216,757)       (28,046,833)         51,807,429
    Net assets at beginning of period           209,157,470        388,374,227        289,518,095         237,710,666
                                              -------------      -------------      -------------      --------------
NET ASSETS AT END OF PERIOD                   $ 209,230,835      $ 209,157,470      $ 261,471,262      $  289,518,095
                                              =============      =============      =============      ==============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE PERIOD                         $   1,805,911      $      (7,346)     $          40      $           40
                                              -------------      -------------      -------------      --------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                         215,800            321,970         17,251,066         101,450,213
    Advisor Class                                    92,591            205,769          6,976,553          36,369,435
  Reinvested distributions:
    Class O                                               -          1,255,895            217,954           4,709,087
    Advisor Class                                         -            113,706             12,033             666,059
  Shares redeemed:
    Class O                                        (919,584)        (2,557,001)       (40,805,968)        (59,665,372)
    Advisor Class                                   (82,552)          (251,169)       (11,698,552)        (31,721,912)
                                              -------------      -------------      -------------      --------------
Net increase (decrease)                            (693,745)          (910,830)       (28,046,914)         51,807,510
Shares outstanding at beginning of period        14,754,562         15,665,392        289,518,176         237,710,666
                                              -------------      -------------      -------------      --------------
Shares outstanding at end of period              14,060,817         14,754,562        261,471,262         289,518,176
                                              =============      =============      =============      ==============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                            PORTFOLIO
                                              ----------------------------------------------------------------------
                                                   INVESTMENT GRADE BOND                    ASSET DIRECTOR
                                              --------------------------------      --------------------------------
                                                SIX MONTHS         YEAR ENDED        SIX MONTHS         YEAR ENDED
                                              ENDED 6/30/09       DECEMBER 31,      ENDED 6/30/09       DECEMBER 31,
                                               (UNAUDITED)            2008            (UNAUDITED)           2008
                                              -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                       $   3,494,902      $   7,090,507      $   3,413,187      $   9,083,979
  Net realized gain (loss)                        1,381,489            345,135         (2,939,078)         2,909,996
  Net change in unrealized
    appreciation (depreciation)                   5,644,244         (8,931,591)        12,971,382        (94,582,521)
                                              -------------      -------------      -------------      -------------
    Net increase (decrease) in net
      assets from operations                     10,520,635         (1,495,949)        13,445,491        (82,588,546)
                                              -------------      -------------      -------------      -------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                               -         (6,900,508)                 -         (7,812,038)
    Advisor Class                                         -           (236,873)                 -         (1,319,719)
  From net realized gain
    Class O                                               -                  -                  -         (4,488,892)
    Advisor Class                                         -                  -                  -           (830,660)
                                              -------------      -------------      -------------      -------------
    Total distributions                                   -         (7,137,381)                 -        (14,451,309)
                                              -------------      -------------      -------------      -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                       2,514,750         15,477,797          6,521,823          9,164,587
    Advisor Class                                   559,406          1,803,851         10,967,099         47,908,986
  Reinvested distributions:
    Class O                                               -          6,900,508                  -         12,300,930
    Advisor Class                                         -            236,873                  -          2,150,379
  Cost of shares redeemed:
    Class O                                     (14,049,622)       (18,496,180)       (13,635,917)       (47,717,524)
    Advisor Class                                  (578,320)          (942,446)        (9,363,262)       (41,180,184)
                                              -------------      -------------      -------------      -------------
    Increase (decrease)                         (11,553,786)         4,980,403         (5,510,257)       (17,372,826)
                                              -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets        (1,033,151)        (3,652,927)         7,935,234       (114,412,681)
    Net assets at beginning of period           132,072,863        135,725,790        226,302,836        340,715,517
                                              -------------      -------------      -------------      -------------
NET ASSETS AT END OF PERIOD                   $ 131,039,712      $ 132,072,863      $ 234,238,070      $ 226,302,836
                                              =============      =============      =============      =============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE PERIOD                         $   3,489,834      $      (5,068)     $   3,411,421      $      (1,766)
                                              -------------      -------------      -------------      -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                         237,978          1,414,430            506,189            558,023
    Advisor Class                                    53,822            165,595            844,606          2,807,988
  Reinvested distributions:
    Class O                                               -            680,121                  -            976,729
    Advisor Class                                         -             23,409                  -            171,468
  Shares redeemed:
    Class O                                      (1,315,571)        (1,710,080)        (1,097,078)        (2,929,900)
    Advisor Class                                   (55,601)           (87,338)          (740,481)        (2,426,594)
                                              -------------      -------------      -------------      -------------
Net increase (decrease)                          (1,079,372)           486,137           (486,764)          (842,286)
Shares outstanding at beginning of period        12,956,004         12,469,867         17,509,205         18,351,491
                                              -------------      -------------      -------------      -------------
Shares outstanding at end of period              11,876,632         12,956,004         17,022,441         17,509,205
                                              =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                         PORTFOLIO
                                                               --------------------------------
                                                                      SOCIAL RESPONSIVE
                                                               --------------------------------
                                                                SIX MONTHS         YEAR ENDED
                                                               ENDED 6/30/09       DECEMBER 31,
                                                                (UNAUDITED)            2008
                                                               -------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $     14,876       $     51,386
  Net realized gain (loss)                                          (116,181)          (117,369)
  Net change in unrealized appreciation (depreciation)               267,526         (1,778,168)
                                                                ------------       ------------
    Net increase (decrease) in net assets from operations            166,221         (1,844,151)
                                                                ------------       ------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                                                -            (30,349)
    Advisor Class                                                          -            (20,725)
  From net realized gain
    Class O                                                                -                  -
    Advisor Class                                                          -                  -
                                                                ------------       ------------
    Total distributions                                                    -            (51,074)
                                                                ------------       ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                                          167,415            291,459
    Advisor Class                                                    114,858             83,155
  Reinvested distributions:
    Class O                                                                -             30,349
    Advisor Class                                                          -             20,725
  Cost of shares redeemed:
    Class O                                                         (128,545)          (923,641)
    Advisor Class                                                    (14,038)           (84,299)
                                                                ------------       ------------
    Increase (decrease)                                              139,690           (582,252)
                                                                ------------       ------------
    Net increase (decrease) in net assets                            305,911         (2,477,477)
    Net assets at beginning of period                              3,068,520          5,545,997
                                                                ------------       ------------
NET ASSETS AT END OF PERIOD                                     $  3,374,431       $  3,068,520
                                                                ============       ============
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT THE END OF THE PERIOD                         $     15,188       $        312
                                                                ------------       ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                                           26,089             33,086
    Advisor Class                                                     18,451              9,227
  Reinvested distributions:
    Class O                                                                -              4,910
    Advisor Class                                                          -              3,353
  Shares redeemed:
    Class O                                                          (21,590)           (98,053)
    Advisor Class                                                     (2,341)            (9,851)
                                                                ------------       ------------
Net increase (decrease)                                               20,609            (57,328)
Shares outstanding at beginning of period                            476,742            534,070
                                                                ------------       ------------
Shares outstanding at end of period                                  497,351            476,742
                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)


        Description                                    Shares           Value
---------------------------------------                -------      ------------
COMMON STOCKS (90.8%)
  Aerospace & Defense (3.3%)
    General Dynamics Corp.                              34,900      $  1,933,111
    Precision Castparts Corp.                           69,100         5,046,373
                                                                    ------------
                                                                       6,979,484
                                                                    ------------
  Apparel (3.8%)
    Columbia Sportswear Co.                            115,300         3,565,076
    Wolverine World Wide, Inc.                         202,300         4,462,738
                                                                    ------------
                                                                       8,027,814
                                                                    ------------
  Automotive Components (3.2%)
    Harley-Davidson, Inc.                              135,100         2,189,971
    Magna International, Inc., Class A                 107,400         4,536,576
                                                                    ------------
                                                                       6,726,547
                                                                    ------------
  Chemicals (1.6%)
    Dow Chemical Co.                                   204,800         3,305,472
                                                                    ------------
  Commercial Services (1.0%)
    MPS Group, Inc.*                                    71,600           547,024
    Robert Half International, Inc.                     63,800         1,506,956
                                                                    ------------
                                                                       2,053,980
                                                                    ------------
  Computer Hardware & Software (7.8%)
    Autodesk, Inc.*                                    225,000         4,270,500
    Cisco Systems, Inc.*                               264,400         4,928,416
    Dell, Inc.*                                        259,800         3,567,054
    Hewlett-Packard Co.                                 89,874         3,473,630
                                                                    ------------
                                                                      16,239,600
                                                                    ------------
  Diversified Financial Services (8.5%)
    Aegon NV*                                          514,185         3,167,380
    Citigroup, Inc.*                                    97,698           290,163
    Federated Investors, Inc., Class B                 191,300         4,608,417
    Investment Technology Group, Inc.*                 180,300         3,676,317
    JPMorgan Chase & Co.                                94,107         3,209,990
    Northern Trust Corp.                                27,300         1,465,464
    U.S. Bancorp                                        81,200         1,455,104
                                                                    ------------
                                                                      17,872,835
                                                                    ------------
  Diversified Manufacturing (7.2%)
    Carlisle Cos., Inc.                                225,800         5,428,232
    Crane Co.                                          199,800         4,457,538
    Illinois Tool Works, Inc.                          136,300         5,089,442
                                                                    ------------
                                                                      14,975,212
                                                                    ------------
  Electrical Equipment (1.9%)
    Baldor Electric Co.                                 82,693         1,967,266
    FLIR Systems, Inc.*                                 90,800         2,048,448
                                                                    ------------
                                                                       4,015,714
                                                                    ------------
  Food & Beverage (2.0%)
    The Coca-Cola Co.                                   86,400         4,146,336
                                                                    ------------
  Health Care (11.9%)
    Johnson & Johnson                                  103,200         5,861,760
    McKesson Corp.                                     122,750         5,401,000
    Medtronic, Inc.                                    126,400         4,410,096
    Merck & Co., Inc.                                   73,900         2,066,244
    Pfizer, Inc.                                       368,150         5,522,250
    Zimmer Holdings, Inc.*                              38,800         1,652,880
                                                                    ------------
                                                                      24,914,230
                                                                    ------------
  Industrial Conglomerates (1.6%)
    General Electric Co.                               275,600         3,230,032
                                                                    ------------
  Machinery (1.0%)
    Cummins, Inc.                                       59,600         2,098,516
                                                                    ------------
  Metals & Mining ( 2.0%)
    Alcoa, Inc.                                        249,200         2,574,236
    Nucor Corp.                                         34,200         1,519,506
                                                                    ------------
                                                                       4,093,742
                                                                    ------------
  Oil & Oil Services (8.5%)
    ConocoPhillips                                      47,900         2,014,674
    Exxon Mobil Corp.                                   12,900           901,839
    Royal Dutch Shell PLC ADR                          106,100         5,325,159
    Tidewater, Inc.                                    143,550         6,153,989
    Valero Energy Corp.                                198,000         3,344,220
                                                                    ------------
                                                                      17,739,881
                                                                    ------------
  Recreation (1.7%)
    Brunswick Corp.                                    262,900         1,135,728
    Mattel, Inc.                                       146,600         2,352,930
                                                                    ------------
                                                                       3,488,658
                                                                    ------------
  Retail (7.1%)
    Bed Bath & Beyond, Inc.*                           168,900         5,193,675
    Best Buy Co., Inc.                                 132,200         4,427,378
    Home Depot, Inc.                                   156,800         3,705,184
    Kohl's Corp.*                                       36,500         1,560,375
                                                                    ------------
                                                                      14,886,612
                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)


        Description                                                                        Shares             Value
---------------------------------------------------                                        -------        ------------
COMMON STOCKS (90.8%) (continued)
  Semiconductors (7.4%)
    Applied Materials, Inc.                                                                353,600        $  3,878,992
    Intel Corp.                                                                            407,800           6,749,090
    Texas Instruments, Inc.                                                                230,200           4,903,260
                                                                                                          ------------
                                                                                                            15,531,342
                                                                                                          ------------
  Telecommunication Services (6.0%)
    Nokia Corp. ADR                                                                        281,850           4,109,373
    Telefonos de Mexico Class L ADR                                                        302,000           4,895,420
    Telmex Internacional ADR                                                               282,900           3,578,685
                                                                                                          ------------
                                                                                                            12,583,478
                                                                                                          ------------
  Transportation (3.3%)
    Norfolk Southern Corp.                                                                  80,500           3,032,435
    Werner Enterprises, Inc.                                                               216,000           3,913,920
                                                                                                          ------------
                                                                                                             6,946,355
                                                                                                          ------------

        Total common stocks (cost: $244,403,796)                                                           189,855,840
                                                                                                          ------------

                                                            Interest      Maturity      Principal
                                                              Rate          Date          Amount
                                                            --------     ----------     ----------
SHORT-TERM NOTES AND BONDS (1.9%)
  COMMERCIAL PAPER (1.9%)
    Consumer Finance (1.0%)
      American Honda Finance Corp.                            0.233%     07/07/2009     $2,000,000        $  1,999,920
                                                                                                          ------------
    Diversified Financial Services (0.9%)
      UBS Finance (Delaware) LLC                              0.274      07/06/2009      2,000,000           1,999,920
                                                                                                          ------------

        Total short-term notes and bonds (cost: $3,999,848)                                                  3,999,840
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                  Description                                                                  Shares         Value
---------------------------------------------------                                          ---------    ------------
MONEY MARKET MUTUAL FUND (4.1%)
  BlackRock Liquidity Funds TempFund Portfolio                                               8,650,000    $  8,650,000
                                                                                                          ------------

    Total money market mutual funds (cost: $8,650,000)                                                       8,650,000
                                                                                                          ------------
MUTUAL FUNDS (3.1%)
  iShares Russell 1000 Value Index Fund                                                         68,900       3,279,640
  iShares Russell Midcap Value Index Fund                                                       69,600       2,015,616
  iShares S&P SmallCap 600 Value Index Fund                                                     24,600       1,159,398
                                                                                                          ------------

    Total mutual funds (cost: $8,403,514)                                                                    6,454,654
                                                                                                          ------------
TOTAL INVESTMENTS (99.9%) (COST: $265,457,158)                                                             208,960,334

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                   270,501
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $209,230,835
                                                                                                          ============

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2009.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                        Level 1         Level 2          Level 3
                                     ------------     ------------     -----------
Investments in Securities
  Common Stocks                      $189,855,840     $          -     $         -
  Commercial Paper                              -        3,999,840               -
  Money Market Mutual Fund              8,650,000                -               -
  Mutual Funds                          6,454,654                -               -
                                     ------------     ------------     -----------
                                      204,960,494        3,999,840               -
Other Financial Instruments*                    -                -               -
                                     ------------     ------------     -----------
Total                                $204,960,494     $  3,999,840     $         -
                                     ============     ============     ===========

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009 and December 31, 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                 Industry                                % of Total Net Assets
------------------------------------------               ---------------------
Health Care                                                      11.9%
Diversified Financial Services                                    9.4
Oil & Oil Services                                                8.5
Computer Hardware & Software                                      7.8
Semiconductors                                                    7.4
Diversified Manufacturing                                         7.2
Retail                                                            7.1
Telecommunication Services                                        6.0
Money Market Mutual Fund                                          4.1
Apparel                                                           3.8
Aerospace & Defense                                               3.3
Transportation                                                    3.3
Automotive Components                                             3.2
Mutual Funds                                                      3.1
Food & Beverage                                                   2.0
Metals & Mining                                                   2.0
Electrical Equipment                                              1.9
Recreation                                                        1.7
Chemicals                                                         1.6
Industrial Conglomerates                                          1.6
Commercial Services                                               1.0
Consumer Finance                                                  1.0
Machinery                                                         1.0
                                                                -----
                                                                 99.9
Other assets in excess of liabilities                             0.1
                                                                -----

NET ASSETS                                                      100.0%
                                                                =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date          Amount          Value
------------------------------------------------------------     --------     --------     -----------     ------------
SHORT-TERM NOTES (96.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (9.9%)
       Fannie Mae Discount Note                                     0.520%    09/01/09     $ 9,700,000     $  9,691,313
       Federal Home Loan Bank Discount Note                         0.540     07/28/09       6,000,000        5,997,570
       Freddie Mac Discount Note                                    0.640     10/19/09       5,000,000        4,990,222
       U.S. Treasury Bill Discount Note                             0.446     08/06/09       4,200,000        4,198,152
       U.S. Treasury Bill Discount Note                             0.139     07/30/09       1,100,000        1,099,877
                                                                                                           ------------
                                                                                                             25,977,134
                                                                                                           ------------
  COMMERCIAL PAPER (71.9%)
    Chemical - Diversified (2.5%)
       BASF AG                                                      1.085     08/04/09       1,000,000          998,989
       BASF AG                                                      1.014     08/10/09       4,500,000        4,495,000
       BASF AG                                                      0.355     10/13/09       1,000,000          998,989
                                                                                                           ------------
                                                                                                              6,492,978
                                                                                                           ------------
    Commercial Banks (10.7%)
      Bank of America Corp.                                         0.963     07/06/09       1,000,000          999,868
      Bank of America Corp.                                         0.456     07/20/09       1,140,000        1,139,729
      Bank of America Corp.                                         0.355     08/12/09       1,000,000          999,592
      Citigroup Funding, Inc.                                       0.406     07/06/09       5,000,000        4,999,722
      Credit Suisse                                                 1.217     09/30/09      10,000,000        9,969,667
      JPMorgan Chase & Co.                                          0.152     07/06/09       1,000,000          999,979
      JPMorgan Chase & Co.                                          0.507     07/22/09       5,000,000        4,998,542
      JPMorgan Chase & Co.                                          0.274     08/07/09       4,000,000        3,998,890
                                                                                                           ------------
                                                                                                             28,105,989
                                                                                                           ------------
    Computers & Peripherals (4.0%)
      Microsoft Corp.                                               0.152     07/15/09       4,450,000        4,449,740
      Microsoft Corp.                                               0.142     08/27/09       1,000,000          999,778
      Microsoft Corp.                                               0.183     09/10/09       2,950,000        2,948,953
      Microsoft Corp.                                               0.203     09/23/09       2,000,000        1,999,067
                                                                                                           ------------
                                                                                                             10,397,538
                                                                                                           ------------
    Consumer Finance (14.7%)
      American Honda Finance Corp.                                  0.426     07/07/09       1,000,000          999,930
      American Honda Finance Corp.                                  0.760     08/07/09       1,000,000          999,229
      American Honda Finance Corp.                                  0.493     08/19/09       5,200,000        5,196,558
      American Honda Finance Corp.                                  0.324     09/16/09       3,000,000        2,997,947
      John Deere Capital Corp.                                      0.223     07/16/09       6,800,000        6,799,376
      Paccar Financial Corp.                                        0.286     07/07/09       2,200,000        2,199,896
      Paccar Financial Corp.                                        0.304     07/27/09       5,000,000        4,998,917
      Paccar Financial Corp.                                        0.274     08/13/09       3,700,000        3,698,807
      Unilever Capital Corp.                                        0.213     08/24/09       4,121,000        4,119,702
      Unilever Capital Corp.                                        0.203     08/31/09       6,350,000        6,347,848
                                                                                                           ------------
                                                                                                             38,358,210
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date          Amount          Value
------------------------------------------------------------     --------     --------     -----------     ------------
SHORT-TERM NOTES (96.3%) (continued)
  COMMERCIAL PAPER (71.9%) (continued)
    Diversified Financial Services (2.3%)
      General Electric Capital Services, Inc.                       0.223%    08/21/09      $6,000,000     $  5,998,130
                                                                                                           ------------
    Electric - Integrated (0.5%)
      FPL Group Capital, Inc.                                       0.253     07/21/09       1,275,000        1,274,823
                                                                                                           ------------
    Electric Products (3.8%)
      Emerson Electric Co.                                          0.203     07/16/09       5,000,000        4,999,583
      Emerson Electric Co.                                          0.172     08/17/09       2,400,000        2,399,467
      Emerson Electric Co.                                          0.203     08/18/09       2,600,000        2,599,307
                                                                                                           ------------
                                                                                                              9,998,357
                                                                                                           ------------
    Food, Beverages (7.7%)
      The Coca-Cola Co.                                             0.608     07/20/09       1,000,000          999,683
      The Coca-Cola Co.                                             0.324     08/05/09       3,000,000        2,999,067
      The Coca-Cola Co.                                             0.203     08/17/09       6,000,000        5,998,433
      Nestle Capital Corp.                                          0.203     08/04/09       4,000,000        3,999,244
      Nestle Capital Corp.                                          0.213     09/14/09       3,000,000        2,998,688
      Nestle Capital Corp.                                          0.203     09/17/09       1,000,000          999,567
      Nestle Capital Corp.                                          0.608     02/16/10       2,200,000        2,191,567
                                                                                                           ------------
                                                                                                             20,186,249
                                                                                                           ------------
    Health Care (1.9%)
      Roche Holdings, Inc.                                          0.193     07/10/09       5,000,000        4,999,763
                                                                                                           ------------
    Household & Personal Products (2.7%)
      The Proctor & Gamble Co.                                      0.629     08/04/09       1,000,000          999,414
      The Proctor & Gamble Co.                                      0.193     09/01/09       1,000,000          999,673
      The Proctor & Gamble Co.                                      0.183     09/02/09       5,000,000        4,998,425
                                                                                                           ------------
                                                                                                              6,997,512
                                                                                                           ------------
    Manufacturing (1.0%)
      Caterpillar Inc.                                              0.558     11/09/09       1,000,000          997,998
      Honeywell International, Inc.                                 0.588     10/13/09       1,500,000        1,497,487
                                                                                                           ------------
                                                                                                              2,495,485
                                                                                                           ------------
    Medical Products (14.3%)
      Abbott Laboratories                                           0.171     07/21/09       6,000,000        5,999,439
      Abbott Laboratories                                           0.193     08/13/09       3,950,000        3,949,104
      Eli Lilly & Co.                                               0.255     07/08/09       3,600,000        3,599,824
      Johnson & Johnson                                             0.142     08/10/09       1,850,000        1,849,712
      Johnson & Johnson                                             0.203     09/28/09         400,000          399,802
      Medtronic, Inc.                                               0.193     07/09/09       5,000,000        4,999,789
      Medtronic, Inc.                                               0.203     07/21/09       1,300,000        1,299,856
      Merck & Co., Inc.                                             0.203     07/20/09       1,300,000        1,299,863
      Merck & Co., Inc.                                             0.152     07/29/09       8,500,000        8,499,008
      Pfizer, Inc.                                                  0.183     08/04/09       5,600,000        5,599,048
                                                                                                           ------------
                                                                                                             37,495,445
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date         Amount           Value
------------------------------------------------------------     --------     --------     -----------     ------------
SHORT-TERM NOTES (96.3%) (continued)
  COMMERCIAL PAPER (71.9%) (continued)
    Oil & Gas (5.5%)
      Colonial Pipeline Co.                                         0.183%    07/14/09      $5,925,000     $  5,924,615
      ConocoPhillips                                                0.375     07/01/09       1,500,000        1,500,000
      Praxair, Inc.                                                 0.324     07/02/09       3,100,000        3,099,972
      Praxair, Inc.                                                 0.233     07/24/09       3,899,000        3,898,427
                                                                                                           ------------
                                                                                                             14,423,014
                                                                                                           ------------
    Transport Service (0.3%)
      United Parcel Service, Inc.                                   0.132     08/03/09         800,000          799,905
                                                                                                           ------------
  VARIABLE RATE DEMAND NOTES (1.1%)**
      Community Housing Development Corp.
        (backed by Wells Fargo Bank LOC                             0.600     07/02/09         755,000          755,000
      Connecticut Water Co. (backed by Citizen Bank of RI LOC)      1.950     07/01/09       1,500,000        1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)            0.600     07/02/09         700,000          700,000
                                                                                                           ------------
                                                                                                              2,955,000
                                                                                                           ------------
  CORPORATE BONDS (13.4%)
    Aerospace & Defense (2.1%)
      United Technologies Corp.                                     4.375     05/01/10       5,276,000        5,434,129
                                                                                                           ------------
    Commercial Banks (5.4%)
      BASF Finance Europe NV**                                      1.117     07/20/09       4,000,000        4,000,000
      Citigroup, Inc.                                               4.125     02/22/10       5,000,000        5,006,120
      U.S. Bank NA                                                  7.125     12/01/09       5,000,000        5,070,578
                                                                                                           ------------
                                                                                                             14,076,698
                                                                                                           ------------
    Diversified Financial Services (0.5%)
      Countrywide Home Loans, Inc.                                  4.125     09/15/09       1,375,000        1,379,308
                                                                                                           ------------
    Diversified Telecommunications Services (2.3%)
      AT&T, Inc.                                                    4.125     09/15/09       6,000,000        6,030,830
                                                                                                           ------------
    Health Care (1.9%)
      Roche Holdings, Inc.**                                        1.661     08/25/09       5,000,000        5,000,000
                                                                                                           ------------
    Household & Personal Products (1.2%)
      Procter & Gamble International Funding SCA**                  0.996     08/07/09       3,000,000        3,000,000
                                                                                                           ------------

        Total short-term notes (cost: $251,876,497)                                                         251,876,497
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)


                       Description                                                            Shares          Value
------------------------------------------------------------                                ----------     ------------
MONEY MARKET MUTUAL FUND (3.7%)
    BlackRock Liquidity Funds TempFund Portfolio                                             9,540,000     $  9,540,000
                                                                                                           ------------

      Total money market mutual fund (cost: $9,540,000)                                                       9,540,000
                                                                                                           ------------
TOTAL INVESTMENTS (100.0%) (COST: $261,416,497)                                                             261,416,497

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                     54,765
                                                                                                           ------------

NET ASSETS (100.0%)                                                                                        $261,471,262
                                                                                                           ============

** Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2009.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2009.

Cost represents amortized cost.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                        Level 1         Level 2          Level 3
                                     ------------     ------------     -----------
Investments in Securities
  U.S. Government & Agency
    Obligations                      $          -     $ 25,977,134     $         -
  Commercial Paper                              -      188,023,398               -
  Variable Rate Demand Notes                    -        2,955,000               -
  Corporate Bonds                               -       34,920,965               -
  Money Market Mutual Fund              9,540,000                -               -
                                     ------------     ------------     -----------
                                        9,540,000      251,876,497               -
Other Financial Instruments*                    -                -               -
                                     ------------     ------------     -----------
Total                                $  9,540,000     $251,876,497     $         -
                                     ============     ============     ===========

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009 and December 31, 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

              Industry                                   % of Total Net Assets
-------------------------------------------              ---------------------
Commercial Banks                                                  16.1%
Consumer Finance                                                  14.7
Medical Products                                                  14.3
U.S. Government & Agency Obligations                               9.9
Food, Beverages                                                    7.7
Oil & Gas                                                          5.5
Computers & Peripherals                                            4.0
Household & Personal Products                                      3.9
Electric Products                                                  3.8
Health Care                                                        3.8
Money Market Mutual Fund                                           3.7
Diversified Financial Services                                     2.8
Chemical - Diversified                                             2.5
Diversified Telecommunications Services                            2.3
Aerospace & Defense                                                2.1
Variable Rate Demand Notes                                         1.1
Manufacturing                                                      1.0
Electric - Integrated                                              0.5
Transport Service                                                  0.3
                                                                 -----
                                                                 100.0
Other assets in excess of liabilities                              0.0
                                                                 -----

NET ASSETS                                                       100.0%
                                                                 =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest       Maturity    Principal
                       Description                                 Rate           Date        Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
LONG-TERM NOTES AND BONDS (94.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.7%)
      Federal Farm Credit Bank                                      2.625%    04/17/2014   $1,000,000      $    991,536
      Federal Home Loan Banks                                       2.250     04/13/2012      500,000           506,029
      FHLMC                                                         4.500     01/15/2015      500,000           536,574
      FNMA                                                          4.050     09/18/2013    1,000,000         1,007,215
      FNMA                                                          2.500     05/15/2014    1,000,000           983,079
      U.S. Treasury Bond                                            2.625     04/30/2016    1,000,000           966,875
      U.S. Treasury Bond                                            2.750     02/15/2019    1,850,000         1,732,636
      U.S. Treasury Bond                                            5.375     02/15/2031    1,000,000         1,147,812
      U.S. Treasury Bond                                            3.500     02/15/2039      400,000           345,876
      U.S. Treasury Note                                            0.875     03/31/2011    1,450,000         1,448,018
      U.S. Treasury Note                                            1.375     04/15/2012    3,600,000         3,586,780
      U.S. Treasury Note                                            2.250     05/31/2014      500,000           493,280
      U.S. Treasury Note                                            4.125     05/15/2015    2,750,000         2,933,046
                                                                                                           ------------
                                                                                                             16,678,756
                                                                                                           ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (47.5%)
      Atlantic City Electric Transition Funding
        LLC, Ser. 2002-1, Cl. A3                                    4.910     07/20/2017    1,000,000         1,040,012
      Banc of America Commercial Mortgage, Inc.,
        Ser. 2006-5, Cl. AAB                                        5.379     09/10/2047      900,000           815,753
      Bear Stearns Commercial Mortgage
        Securities, Ser. 2006-PW14, Cl. A3                          5.209     12/11/2038      600,000           491,273
      Bear Stearns Commercial Mortgage
        Securities, Ser. 2006-PW13, Cl. A3                          5.518     09/11/2041    1,000,000           839,728
      Bear Stearns Commercial Mortgage
        Securities, Ser. 2006-PW13, Cl. AAB                         5.530     09/11/2041    1,300,000         1,209,554
      Bear Stearns Commercial Mortgage
        Securities, Ser. 2006-T24, Cl. AAB                          5.533     10/12/2041      550,000           502,522
      Bear Stearns Commercial Mortgage
        Securities, Ser. 2007-PW15, Cl. AAB                         5.315     02/11/2044      650,000           573,058
      CenterPoint Energy Transition Bond Co.
        LLC, Ser. 2005-A, Cl. A2                                    4.970     08/01/2014      587,065           613,119
      CHN Equipment Trust, Ser. 2007-B A3A                          5.400     10/17/2011      293,687           297,674
      Commercial Mortgage Pass Through
        Certificates, Ser. 2006-C8, Cl. AAB                         5.291     12/10/2046      650,000           564,979
      Crown Castle Towers LLC,
        Ser. 2006-1A, Cl. AFX                                       5.245     11/15/2036    1,000,000           960,000
      CSFB Mortgage Securities Corp.,
        Ser. 2005-C5, C1. AAB                                       5.100     08/15/2038    1,200,000         1,154,854
      CSFB Mortgage Securities Corp.,
        Ser. 2005-C6, Cl. A4                                        5.230     12/15/2040    1,000,000           857,082
      FHLMC CMO, Ser. 2424, Cl. OG                                  6.000     03/15/2017      971,456         1,040,854
      FHLMC CMO, Ser. 2947, Cl. VA                                  5.000     03/15/2016      591,738           628,723
      FHLMC Gold Pool #A11823                                       5.000     08/01/2033       88,583            90,587
      FHLMC Gold Pool #A16641                                       5.500     12/01/2033      165,681           171,866
      FHLMC Gold Pool #A27124                                       6.000     10/01/2034       42,334            44,465
      FHLMC Gold Pool #A28876                                       6.000     11/01/2034      517,466           543,511
      FHLMC Gold Pool #A40159                                       5.500     11/01/2035       38,194            39,560
      FHLMC Gold Pool #A40754                                       6.500     12/01/2035      508,552           541,538

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest       Maturity    Principal
                       Description                                 Rate           Date        Amount         Value
------------------------------------------------------------     --------     ----------   ----------     ----------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (47.5%) (continued)
      FHLMC Gold Pool #A41968                                       5.500%    01/01/2036   $  335,492     $  347,494
      FHLMC Gold Pool #A42109                                       6.500     01/01/2036    1,165,552      1,240,243
      FHLMC Gold Pool #A43870                                       6.500     03/01/2036      273,858        291,408
      FHLMC Gold Pool #A44969                                       6.500     04/01/2036      889,510        946,512
      FHLMC Gold Pool #A45057                                       6.500     05/01/2036      111,495        118,640
      FHLMC Gold Pool #A45624                                       5.500     06/01/2035       38,083         39,445
      FHLMC Gold Pool #A51101                                       6.000     07/01/2036      199,610        208,721
      FHLMC Gold Pool #A56247                                       6.000     01/01/2037    1,076,025      1,125,139
      FHLMC Gold Pool #A56634                                       5.000     01/01/2037      387,421        394,609
      FHLMC Gold Pool #A56829                                       5.000     01/01/2037       91,475         93,173
      FHLMC Gold Pool #A57135                                       5.500     02/01/2037    1,176,345      1,216,035
      FHLMC Gold Pool #A58278                                       5.000     03/01/2037    1,541,281      1,569,878
      FHLMC Gold Pool #A58965                                       5.500     04/01/2037      840,065        868,409
      FHLMC Gold Pool #A71576                                       6.500     01/01/2038      794,981        845,756
      FHLMC Gold Pool #B12969                                       4.500     03/01/2019      144,156        149,511
      FHLMC Gold Pool #B19462                                       5.000     07/01/2020      794,438        826,662
      FHLMC Gold Pool #C01086                                       7.500     11/01/2030       42,980         46,560
      FHLMC Gold Pool #C01271                                       6.500     12/01/2031       78,227         83,948
      FHLMC Gold Pool #C01302                                       6.500     11/01/2031       35,654         38,262
      FHLMC Gold Pool #C01676                                       6.000     11/01/2033    3,807,723      4,001,752
      FHLMC Gold Pool #C14364                                       6.500     09/01/2028       34,448         37,032
      FHLMC Gold Pool #C14872                                       6.500     09/01/2028        3,544          3,810
      FHLMC Gold Pool #C20300                                       6.500     01/01/2029       25,732         27,662
      FHLMC Gold Pool #C28221                                       6.500     06/01/2029       12,632         13,572
      FHLMC Gold Pool #C35377                                       7.000     01/01/2030        6,076          6,601
      FHLMC Gold Pool #C41636                                       8.000     08/01/2030        5,658          6,223
      FHLMC Gold Pool #C56017                                       6.500     03/01/2031      282,074        302,882
      FHLMC Gold Pool #C61802                                       5.500     12/01/2031      401,590        417,038
      FHLMC Gold Pool #C64936                                       6.500     03/01/2032       40,395         43,299
      FHLMC Gold Pool #C68790                                       6.500     07/01/2032      212,578        227,861
      FHLMC Gold Pool #C74741                                       6.000     12/01/2032      204,260        214,924
      FHLMC Gold Pool #C79460                                       5.500     05/01/2033      178,198        184,851
      FHLMC Gold Pool #C79886                                       6.000     05/01/2033      466,542        490,316
      FHLMC Gold Pool #E00543                                       6.000     04/01/2013       18,355         19,278
      FHLMC Gold Pool #E00565                                       6.000     08/01/2013       15,068         15,816
      FHLMC Gold Pool #E00957                                       6.000     02/01/2016       29,576         31,177
      FHLMC Gold Pool #E01007                                       6.000     08/01/2016       24,729         26,087
      FHLMC Gold Pool #E01085                                       5.500     12/01/2016       47,895         50,266
      FHLMC Gold Pool #E01136                                       5.500     03/01/2017      132,412        139,058
      FHLMC Gold Pool #E01216                                       5.500     10/01/2017      126,154        132,462
      FHLMC Gold Pool #E01378                                       5.000     05/01/2018      278,308        289,367
      FHLMC Gold Pool #E71048                                       6.000     07/01/2013          592            628
      FHLMC Gold Pool #E72468                                       5.500     10/01/2013        9,679         10,192
      FHLMC Gold Pool #E74118                                       5.500     01/01/2014       46,133         48,581
      FHLMC Gold Pool #E77035                                       6.500     05/01/2014       25,190         26,726
      FHLMC Gold Pool #E77962                                       6.500     07/01/2014       42,289         44,868
      FHLMC Gold Pool #E78727                                       6.500     10/01/2014        1,454          1,543
      FHLMC Gold Pool #E82543                                       6.500     03/01/2016       50,836         53,904
      FHLMC Gold Pool #E85127                                       6.000     08/01/2016       19,731         21,013

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest       Maturity    Principal
                       Description                                 Rate           Date        Amount          Value
------------------------------------------------------------     --------     ----------   ----------       ----------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (47.5%) (continued)
      FHLMC Gold Pool #E85353                                       6.000%    09/01/2016   $   56,080       $   59,722
      FHLMC Gold Pool #E89823                                       5.500     05/01/2017      158,298          167,241
      FHLMC Gold Pool #E90912                                       5.500     08/01/2017       58,600           61,910
      FHLMC Gold Pool #E91139                                       5.500     09/01/2017      224,318          236,992
      FHLMC Gold Pool #E91646                                       5.500     10/01/2017      313,335          331,038
      FHLMC Gold Pool #E92047                                       5.500     10/01/2017      202,780          214,237
      FHLMC Gold Pool #E92196                                       5.500     11/01/2017       30,401           32,119
      FHLMC Gold Pool #E95159                                       5.500     03/01/2018      267,003          281,755
      FHLMC Gold Pool #E95734                                       5.000     03/01/2018    1,155,849        1,210,318
      FHLMC Gold Pool #G01091                                       7.000     12/01/2029       33,406           36,289
      FHLMC Gold Pool #G02060                                       6.500     01/01/2036    1,268,847        1,351,149
      FHLMC Gold Pool #G08016                                       6.000     10/01/2034    1,663,767        1,747,507
      FHLMC Gold Pool #G10817                                       6.000     06/01/2013       17,514           18,574
      FHLMC Gold Pool #G11753                                       5.000     08/01/2020      532,106          553,690
      FHLMC Gold Pool #J01382                                       5.500     03/01/2021    1,512,607        1,584,361
      FHLMC Gold Pool #J05930                                       5.500     03/01/2021    1,331,965        1,395,150
      FNMA Pool #253798                                             6.000     05/01/2016        1,406            1,499
      FNMA Pool #256883                                             6.000     09/01/2037    1,357,707        1,420,952
      FNMA Pool #357269                                             5.500     09/01/2017      897,169          948,139
      FNMA Pool #357637                                             6.000     11/01/2034    1,951,833        2,052,512
      FNMA Pool #545929                                             6.500     08/01/2032      131,024          140,771
      FNMA Pool #555591                                             5.500     07/01/2033      527,772          547,641
      FNMA Pool #572020                                             6.000     04/01/2016       31,200           33,266
      FNMA Pool #578974                                             6.000     05/01/2016       49,261           52,399
      FNMA Pool #579170                                             6.000     04/01/2016       13,242           14,118
      FNMA Pool #584953                                             7.500     06/01/2031       14,280           15,588
      FNMA Pool #585097                                             6.000     05/01/2016       86,985           92,743
      FNMA Pool #651220                                             6.500     07/01/2032      133,227          143,138
      FNMA Pool #781776                                             6.000     10/01/2034      215,732          226,860
      FNMA Pool #797509                                             4.500     03/01/2035    1,176,321        1,177,964
      FNMA Pool #797536                                             4.500     04/01/2035      993,861          995,249
      FNMA Pool #910446                                             6.500     01/01/2037      728,818          777,230
      FNMA Pool #922224                                             5.500     12/01/2036      975,236        1,008,750
      FNMA Pool #936760                                             5.500     06/01/2037    1,131,769        1,169,955
      FNMA Pool #942956                                             6.000     09/01/2037    1,480,421        1,549,381
      GE Capital Commercial Mortgage Corp.,
        Ser. 2002-2A, C1. A3                                        5.349     08/11/2036      500,000          499,913
      GNMA CMO, Ser. 2002-88, C1. GW                                5.500     09/20/2019    1,000,000        1,052,232
      GNMA Pool #443216                                             8.000     07/15/2027       22,036           24,863
      GNMA Pool #452827                                             7.500     02/15/2028       25,812           28,329
      GNMA Pool #457453                                             7.500     10/15/2027        7,495            8,219
      GNMA Pool #479743                                             7.500     11/15/2030       19,903           21,791
      GNMA Pool #511723                                             7.500     10/15/2030       22,443           24,571
      GNMA Pool #511778                                             7.500     11/15/2030       69,260           75,827
      GNMA Pool #529534                                             8.000     08/15/2030        8,992           10,175
      GNMA Pool #540356                                             7.000     05/15/2031       55,471           60,622
      GNMA Pool #542083                                             7.000     01/15/2031       12,965           14,169
      GNMA Pool #552466                                             6.500     03/15/2032       81,222           87,317
      GNMA Pool #570323                                             6.000     02/15/2032       34,719           36,491

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest      Maturity     Principal
                       Description                                 Rate          Date         Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (47.5%) (continued)
      GNMA Pool #574395                                             6.000%    01/15/2032   $  589,016      $    619,088
      GNMA Pool #577653                                             6.000     08/15/2032       40,256            42,311
      GNMA Pool #585467                                             6.000     08/15/2032      178,797           187,926
      GNMA Pool #591025                                             6.500     10/15/2032      124,253           133,577
      GNMA Pool #717081                                             4.500     05/15/2039    1,996,623         1,997,168
      LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2        5.300     11/15/2038    1,800,000         1,669,799
      Morgan Stanley Capital I, Ser. 2006-IQ11, Cl. A4              5.771     10/15/2042    1,000,000           832,365
      Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB             5.325     12/15/2043      650,000           560,758
      Small Business Administration Participation
        Certificates, Ser. 2006-10A, Cl. 1                          5.524     03/10/2016      989,217         1,018,220
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                          5.570     03/01/2026      787,330           840,042
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, C1. A3                                        6.070     08/15/2039      350,000           327,469
                                                                                                           ------------
                                                                                                             62,183,355
                                                                                                           ------------
  CORPORATE OBLIGATIONS (34.4%)
    Aerospace & Defense (0.4%)
      L-3 Communications Corp.                                      6.125     01/15/2014      500,000           465,000
                                                                                                           ------------
    Airlines (0.4%)
      United Air Lines, Inc.                                       12.750     07/15/2012      500,000           470,315
                                                                                                           ------------
    Auto Rental (0.6%)
      ERAC USA Finance Co., Ser. 144A                               5.600     05/01/2015      800,000           728,093
                                                                                                           ------------
    Building Materials (0.5%)
      Owens Corning                                                 7.000     12/01/2036    1,000,000           708,731
                                                                                                           ------------
    Coal (0.5%)
      Consol Energy, Inc.                                           7.875     03/01/2012      665,000           671,650
                                                                                                           ------------
    Commercial Banks (1.6%)
      Bank of Oklahoma NA                                           5.750     05/15/2017      200,000           176,006
      JPMorgan Chase & Co.                                          6.750     02/01/2011       37,000            38,682
      Merrill Lynch & Co., Inc.                                     1.228     11/01/2011      550,000           504,289
      State Street Bank & Trust Co.                                 5.300     01/15/2016      600,000           573,130
      U.S. Bank NA                                                  6.375     08/01/2011       37,000            39,646
      Union Bank NA                                                 5.950     05/11/2016      750,000           693,822
      Wachovia Bank NA                                              7.800     08/18/2010       37,000            38,507
                                                                                                           ------------
                                                                                                              2,064,082
                                                                                                           ------------
    E&P Services (0.6%)
      SEACOR Holdings, Inc.                                         5.875     10/01/2012      805,000           746,124
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest      Maturity     Principal
                       Description                                 Rate          Date         Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  CORPORATE OBLIGATIONS (34.4%) (continued)
    Electric (0.9%)
      EDP Finance BV, Ser. 144A                                     6.000%    02/02/2018   $  600,000      $    616,091
      ITC Holdings Corp., Ser. 144A                                 6.050     01/31/2018      600,000           562,929
                                                                                                           ------------
                                                                                                              1,179,020
                                                                                                           ------------
    Electric Utility (1.9%)
      AEP Texas Central Transition Funding LLC, Ser. A-3            5.090     07/01/2015      550,000           572,086
      Arizona Public Service Co.                                    6.375     10/15/2011      600,000           622,427
      Entergy Gulf States, Inc.                                     4.875     11/01/2011      650,000           650,575
      The Potomac Edison Co.                                        5.350     11/15/2014      700,000           669,848
                                                                                                           ------------
                                                                                                              2,514,936
                                                                                                           ------------
    Finance Companies (1.8%)
      Citigroup, Inc.                                               8.400     04/29/2049      750,000           562,553
      Ford Motor Credit Co. LLC                                     7.000     10/01/2013      800,000           643,226
      General Electric Capital Corp.                                6.375     11/15/2067      600,000           400,333
      Hartford Financial Services Group, Inc.                       8.125     06/15/2038    1,000,000           699,999
                                                                                                           ------------
                                                                                                              2,306,111
                                                                                                           ------------
    Food Products (0.8%)
      Dr. Pepper Snapple Group, Inc.                                6.820     05/01/2018    1,000,000         1,057,516
                                                                                                           ------------
    Gas-Distribution (0.5%)
      Southwest Gas Corp.                                           7.625     05/15/2012      650,000           689,142
                                                                                                           ------------
    Health Care Services (0.4%)
      Quest Diagnostic, Inc.                                        6.950     07/01/2037      550,000           552,699
                                                                                                           ------------
    Healthcare Equipment & Supplies (1.6%)
      Hospira, Inc.                                                 5.900     06/15/2014    1,000,000         1,036,286
      Medtronic, Inc.                                               1.625     04/15/2013    1,200,000         1,105,500
                                                                                                           ------------
                                                                                                              2,141,786
                                                                                                           ------------
    Home Builders (0.6%)
      Meritage Homes Corp.                                          6.250     03/15/2015    1,000,000           785,000
                                                                                                           ------------
    Hotel/Lodging (0.3%)
      MGM Mirage                                                    5.875     02/27/2014      500,000           321,250
                                                                                                           ------------
    Independent Energy (1.1%)
      Pioneer Natural Resources Co.                                 7.200     01/15/2028      600,000           469,404
      Southwestern Energy Co.                                       7.125     10/10/2017      500,000           445,682
      Union Pacific Resources Group                                 7.050     05/15/2018      600,000           574,465
                                                                                                           ------------
                                                                                                              1,489,551
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest      Maturity     Principal
                       Description                                 Rate          Date         Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  CORPORATE OBLIGATIONS (34.4%) (continued)
    Insurance (0.9%)
      Nationwide Financial Services                                 6.250%    11/15/2011   $  700,000      $    708,350
      Willis North America, Inc.                                    6.200     03/28/2017      600,000           531,349
                                                                                                           ------------
                                                                                                              1,239,699
                                                                                                           ------------
    Iron/Steel (0.4%)
      Reliance Steel & Aluminum Co.                                 6.850     11/15/2036      900,000           515,825
                                                                                                           ------------

    Leisure Time (0.4%)
      Royal Caribbean Cruises Ltd.                                  6.875     12/01/2013      600,000           501,000
                                                                                                           ------------

    Media (2.9%)
      British Sky Broadcasting Group PLC,
      Ser. 144A                                                     6.100     02/15/2018      550,000           549,193
      CBS Corp.                                                     6.625     05/15/2011       37,000            37,454
      COX Communications, Inc., Ser. 144A                           8.375     03/01/2039    1,000,000         1,114,983
      TCI Communications, Inc.                                      7.875     02/15/2026    1,050,000         1,104,325
      Time Warner, Inc.                                             6.750     04/15/2011      387,000           405,023
      Time Warner Cable, Inc.                                       6.550     05/01/2037      650,000           623,256
                                                                                                           ------------
                                                                                                              3,834,234
                                                                                                           ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co.                                         7.350     08/15/2018      800,000           728,235
                                                                                                           ------------
    Mining (1.3%)
      Joy Global, Inc.                                              6.000     11/15/2016    1,135,000         1,057,521
      Vulcan Materials Co.                                          5.600     11/30/2012      600,000           619,550
                                                                                                           ------------
                                                                                                              1,677,071
                                                                                                           ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                               6.500     08/15/2011      650,000           650,734
                                                                                                           ------------
    Oil & Gas (1.1%)
      Berry Petroleum Co.                                           8.250     11/01/2016      600,000           514,500
      Murphy Oil Corp.                                              7.050     05/01/2029    1,100,000           980,850
                                                                                                           ------------
                                                                                                              1,495,350
                                                                                                           ------------
    Oil & Gas-Production/Pipeline (4.3%)
      El Paso Natural Gas Co., Ser. A                               7.625     08/01/2010      700,000           696,742
      Questar Pipeline Co.                                          5.830     02/01/2018      600,000           622,815
      Nustar Logistics                                              7.650     04/15/2018    1,000,000           970,718
      Southern Natural Gas Co., Ser. 144A                           5.900     04/01/2017      650,000           629,529
      Southern Star Central Corp.                                   6.750     03/01/2016      650,000           579,313
      Transcontinental Gas Pipe Line Co. LLC, Ser. B                8.875     07/15/2012      600,000           659,707
      Valero Energy Corp.                                           6.625     06/15/2037    1,000,000           853,120

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest      Maturity     Principal
                       Description                                 Rate          Date         Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
LONG-TERM NOTES AND BONDS (94.6%) (continued)
  CORPORATE OBLIGATIONS (34.4%) (continued)
      Williams Partners LP/Williams Partners
      Finance Corp.                                                 7.250%    02/01/2017   $  700,000      $    638,750
                                                                                                           ------------
                                                                                                              5,650,694
                                                                                                           ------------
    Packaging (0.4%)
      Pactiv Corp.                                                  6.400     01/15/2018      550,000           496,060
                                                                                                           ------------
    Paper and Forest Products (0.6%)
      Abitibi-Consolidated, Inc.**                                  8.850     08/01/2030      800,000            64,000
      Weyerhaeuser Co.                                              7.375     03/15/2032      900,000           718,340
                                                                                                           ------------
                                                                                                                782,340
                                                                                                           ------------
    Pharmaceuticals (1.4%)
      AmerisourceBergen Corp.                                       5.875     09/15/2015       850,000          810,173
      Medco Health Solutions, Inc.                                  6.125     03/15/2013     1,000,000        1,031,052
                                                                                                           ------------
                                                                                                              1,841,225
                                                                                                           ------------
    Real Estate (0.4%)
      Nationwide Health Properties, Inc.                            6.250     02/01/2013       600,000          568,418
                                                                                                           ------------
    Software (0.7%)
      CA, Inc.                                                      6.125     12/01/2014     1,000,000          970,000
                                                                                                           ------------
    Telecommunication Services (4.0%)
      America Movil SAB de CV                                       6.125     11/15/2037       750,000          685,688
      AT&T, Inc.                                                    8.000     11/15/2031       600,000          692,508
      AT&T, Inc.                                                    6.250     03/15/2011        37,000           39,206
      British Telecommunications PLC                                8.625     12/15/2010        37,000           39,297
      GTE Corp.                                                     6.940     04/15/2028       600,000          601,602
      New Cingular Wireless Services, Inc.                          7.875     03/01/2011       537,000          579,136
      Rogers Communications, Inc.                                   6.375     03/01/2014       875,000          937,886
      Sprint Capital Corp.                                          7.625     01/30/2011        37,000           36,584
      Sprint Capital Corp.                                          8.750     03/15/2032       800,000          644,000
      Telecom Italia Capital SA                                     6.999     06/04/2018       600,000          606,994
      Verizon Global Funding Corp.                                  7.250     12/01/2010        37,000           39,395
      Windstream Holding of the Midwest, Inc.                       6.750     04/01/2028       470,000          311,029
                                                                                                           ------------
                                                                                                              5,213,325
                                                                                                           ------------
    Miscellaneous (0.0%)
      Quebec Province                                               6.125     01/22/2011        37,000           39,531
                                                                                                           ------------

        Total corporate obligations (cost: $48,113,914)                                                      45,094,747
                                                                                                           ------------

        Total long-term notes and bonds (cost: $126,273,678)                                                123,956,858
                                                                                                           ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest      Maturity     Principal
                       Description                                 Rate          Date         Amount          Value
------------------------------------------------------------     --------     ----------   ----------      ------------
SHORT-TERM NOTES AND BONDS (1.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.0%)
      U.S. Treasury Bill                                           0.447%     04/08/2010   $1,250,000      $  1,245,785
                                                                                                           ------------
  CORPORATE OBLIGATIONS (0.1%)
    Chemicals (0.0%)
      E.I. Du Pont de Nemours & Co.                                6.875      10/15/2009       37,000            37,685
                                                                                                           ------------
    Finance Companies (0.0%)
      General Electric Capital Corp.                               7.375      01/19/2010       37,000            38,115
                                                                                                           ------------
    Oil & Gas (0.1%)
      ConocoPhillips                                               8.750      05/25/2010       37,000            39,494
                                                                                                           ------------
    Retail (0.0%)
      Wal-Mart Stores, Inc.                                        6.875      08/10/2009       37,000            37,226
                                                                                                           ------------
                                                                                                                190,820
                                                                                                           ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                              7.375      01/15/2010       37,000            38,300
                                                                                                           ------------

        Total short-term notes and bonds (cost: $1,433,544)                                                   1,436,605
                                                                                                           ------------

                                                                                             Shares
                                                                                           ----------
MONEY MARKET MUTUAL FUND (3.2%)
      BlackRock Liquidity FundsTemp Fund Portfolio                                          4,250,000         4,250,000
                                                                                                           ------------

        Total money market mutual fund (cost: $4,250,000)                                                     4,250,000
                                                                                                           ------------
TOTAL INVESTMENTS (98.9%) (COST: $131,957,222)                                                              129,643,463
                                                                                                           ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)                                                                  1,396,249
                                                                                                           ------------

NET ASSETS (100.0%)                                                                                        $131,039,712
                                                                                                           ============

** Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2009.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                        Level 1         Level 2          Level 3
                                     ------------     ------------     -----------
Investments in Securities
  U.S. Government & Agency
    Obligations                      $          -     $ 17,924,541     $         -
  Mortgage-Backed and
    Assets-Backed Securities                    -       62,183,355               -
  Corporate Obligations                         -       45,285,567               -
  Money Market Mutual Fund              4,250,000                -               -
                                     ------------     ------------     -----------
                                        4,250,000      125,393,463               -
Other Financial Instruments*                    -                -               -
                                     ------------     ------------     -----------
Total                                $  4,250,000     $125,393,463     $         -
                                     ============     ============     ===========

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009 and December 31, 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                       Industry                            % of Total Net Assets
-----------------------------------------------------      ---------------------
Mortgage-Backed and Asset-Backed Securities                         47.5%
U.S. Government & Agency Obligations                                13.7
Oil & Gas-Production/Pipeline                                        4.3
Telecommunication Services                                           4.0
Money Market Mutual Fund                                             3.2
Media                                                                2.9
Electric Utility                                                     1.9
Finance Companies                                                    1.8
Commercial Banks                                                     1.6
Healthcare Equipment & Supplies                                      1.6
Pharmaceuticals                                                      1.4
Mining                                                               1.3
Oil & Gas                                                            1.2
Independent Energy                                                   1.1
Electric                                                             0.9
Insurance                                                            0.9
Food Products                                                        0.8
Software                                                             0.7
Auto Rental                                                          0.6
E&P Services                                                         0.6
Home Builders                                                        0.6
Metal Fabricate/Hardware                                             0.6
Paper and Forest Products                                            0.6
Building Materials                                                   0.5
Coal                                                                 0.5
Gas-Distribution                                                     0.5
Office Furnishings-Orig                                              0.5
Aerospace & Defense                                                  0.4
Airlines                                                             0.4
Health Care Services                                                 0.4
Iron/Steel                                                           0.4
Leisure Time                                                         0.4
Packaging                                                            0.4
Real Estate                                                          0.4
Hotel/Lodging                                                        0.3
                                                                   -----
                                                                    98.9
Other assets in excess of liabilities                                1.1
                                                                   -----

NET ASSETS                                                         100.0%
                                                                   =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

              Description                              Shares           Value
---------------------------------------                -------      ------------
COMMON STOCKS (61.1%)
  Aerospace & Defense (2.1%)
    General Dynamics Corp.                              25,000      $  1,384,750
    Precision Castparts Corp.                           49,800         3,636,894
                                                                    ------------
                                                                       5,021,644
                                                                    ------------
  Apparel (2.6%)
    Columbia Sportswear Co.                             89,400         2,764,248
    Wolverine World Wide, Inc.                         144,950         3,197,597
                                                                    ------------
                                                                       5,961,845
                                                                    ------------
  Automotive Components (2.0%)
    Harley-Davidson, Inc.                              104,800         1,698,808
    Magna International, Inc., Class A                  72,000         3,041,280
                                                                    ------------
                                                                       4,740,088
                                                                    ------------
  Chemicals (1.0%)
    Dow Chemical Co.                                   143,700         2,319,318
                                                                    ------------
  Commercial Services (0.6%)
    MPS Group, Inc.*                                    46,200           352,968
    Robert Half International, Inc.                     41,500           980,230
                                                                    ------------
                                                                       1,333,198
                                                                    ------------
  Computer Hardware & Software (5.4%)
    Autodesk, Inc.*                                    174,700         3,315,806
    Cisco Systems, Inc.*                               205,000         3,821,200
    Dell, Inc.*                                        202,200         2,776,206
    Hewlett-Packard Co.                                 69,567         2,688,765
                                                                    ------------
                                                                      12,601,977
                                                                    ------------
  Diversified Financial Services (5.8%)
    Aegon NV*                                          356,386         2,195,338
    Citigroup, Inc.*                                    66,228           196,697
    Federated Investors, Inc., Class B                 147,800         3,560,502
    Investment Technology Group, Inc.*                 139,600         2,846,444
    JPMorgan Chase & Co.                                72,840         2,484,572
    Northern Trust Corp.                                21,400         1,148,752
    U.S. Bancorp                                        63,700         1,141,504
                                                                    ------------
                                                                      13,573,809
                                                                    ------------
  Diversified Manufacturing (5.0%)
    Carlisle Cos., Inc.                                175,400         4,216,616
    Crane Co.                                          154,900         3,455,819
    Illinois Tool Works, Inc.                          105,700         3,946,838
                                                                    ------------
                                                                      11,619,273
                                                                    ------------
  Electrical Equipment (1.3%)
    Baldor Electric Co.                                 63,700         1,515,423
    FLIR Systems, Inc.*                                 70,300         1,585,968
                                                                    ------------
                                                                       3,101,391
                                                                    ------------
  Food & Beverage (1.4%)
    The Coca-Cola Co.                                   67,100         3,220,129
                                                                    ------------
  Health Care (8.1%)
    Johnson & Johnson                                   79,800         4,532,640
    McKesson Corp.                                      85,900         3,779,600
    Medtronic, Inc.                                     98,000         3,419,220
    Merck & Co., Inc.                                   57,500         1,607,700
    Pfizer, Inc.                                       284,700         4,270,500
    Zimmer Holdings, Inc.*                              31,500         1,341,900
                                                                    ------------
                                                                      18,951,560
                                                                    ------------
  Industrial Conglomerates (1.1%)
    General Electric Co.                               212,500         2,490,500
                                                                    ------------
  Machinery (0.6%)
    Cummins, Inc.                                       42,500         1,496,425
                                                                    ------------
  Metals & Mining (1.3%)
    Alcoa, Inc.                                        184,800         1,908,984
    Nucor Corp.                                         26,400         1,172,952
                                                                    ------------
                                                                       3,081,936
                                                                    ------------
  Oil & Oil Services (5.8%)
    ConocoPhillips                                      37,200         1,564,632
    Exxon Mobil Corp.                                    9,300           650,163
    Royal Dutch Shell PLC ADR                           82,050         4,118,090
    Tidewater, Inc.                                    106,950         4,584,946
    Valero Energy Corp.                                153,200         2,587,548
                                                                    ------------
                                                                      13,505,379
                                                                    ------------
  Recreation (1.1%)
    Brunswick Corp.                                    166,400           718,848
    Mattel, Inc.                                       111,700         1,792,785
                                                                    ------------
                                                                       2,511,633
                                                                    ------------
  Retail (4.9%)
    Bed Bath & Beyond, Inc.*                           130,500         4,012,875
    Best Buy Co., Inc.                                 102,800         3,442,772
    Home Depot, Inc.                                   121,200         2,863,956
    Kohl's Corp.*                                       28,200         1,205,550
                                                                    ------------
                                                                      11,525,153
                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

             Description                                                                      Shares        Value
---------------------------------------------------                                          ---------    ------------
COMMON STOCKS (61.1%) (continued)
  Semiconductors (4.9%)
    Applied Materials, Inc.                                                                    274,100    $  3,006,877
    Intel Corp.                                                                                286,100       4,734,955
    Texas Instruments, Inc.                                                                    178,600       3,804,180
                                                                                                          ------------
                                                                                                            11,546,012
                                                                                                          ------------
  Telecommunication Services (3.9%)
    Nokia Corp. ADR                                                                            218,200       3,181,356
    Telefonos de Mexico, Class L ADR                                                           215,400       3,491,634
    Telmex Internacional ADR                                                                   200,100       2,531,265
                                                                                                          ------------
                                                                                                             9,204,255
                                                                                                          ------------
  Transportation (2.2%)
    Norfolk Southern Corp.                                                                      58,100       2,188,627
    Werner Enterprises, Inc.                                                                   167,600       3,036,912
                                                                                                          ------------
                                                                                                             5,225,539
                                                                                                          ------------

      Total common stocks (cost: $176,073,520)                                                             143,031,064
                                                                                                          ------------

                                                               Interest       Maturity       Principal
                                                                 Rate           Date          Amount
                                                               --------     ----------     -----------
LONG-TERM NOTES AND BONDS (29.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.7%)
     Federal Farm Credit Bank                                     2.625%    04/17/2014     $ 1,000,000    $    991,536
     U.S. Treasury Bond                                           3.125     05/15/2019       1,325,000       1,281,527
     U.S. Treasury Bond                                           5.375     02/15/2031         625,000         717,383
     U.S. Treasury Bond                                           4.250     05/15/2039         225,000         222,714
     U.S. Treasury Note                                           0.875     05/31/2011       1,575,000       1,569,346
     U.S. Treasury Note                                           1.875     06/15/2012       1,675,000       1,687,177
     U.S. Treasury Note                                           2.250     05/31/2014       1,825,000       1,800,471
     U.S. Treasury Note                                           4.625     02/15/2017         500,000         544,024
                                                                                                          ------------
                                                                                                             8,814,178
                                                                                                          ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (15.6%)
     Banc of America Commercial Mortgage, Inc.,
       Ser. 2006-5, Cl. AAB                                       5.379     09/10/2047         500,000         453,196
     Bear Stearns Commercial Mortgage
       Securities, Ser. 2006-PW13, Cl. A3                         5.518     09/11/2041         705,000         592,008
     Bear Stearns Commercial Mortgage
       Securities, Ser. 2006-PW13, Cl. AAB                        5.530     09/11/2041         700,000         651,298
     Bear Stearns Commercial Mortgage
       Securities, Ser. 2006-PW14, Cl. A3                         5.209     12/11/2038         400,000         327,515
     Bear Stearns Commercial Mortgage
       Securities, Ser. 2007-PW15, Cl. AAB                        5.315     02/11/2044         350,000         308,570
     Bear Stearns Commercial Mortgage
       Securities, Ser. 2006-T24, Cl. AAB                         5.533     10/12/2041         450,000         411,154
     CenterPoint Energy Transition Bond Co. LLC,
       Ser. 2005-A, Cl. A2                                        4.970     08/01/2014         391,377         408,746

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity       Principal
                       Description                                 Rate         Date          Amount         Value
------------------------------------------------------------     --------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (29.6%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (15.6%) (continued)
    CHN Equipment Trust, Ser. 2007-B A3A                            5.400%   10/17/2011    $   440,530    $    446,511
    Commercial Mortgage Pass Through Certificates,
      Ser. 2006-C8, Cl. AAB                                         5.291    12/10/2046        350,000         304,220
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. AFX                  5.245    11/15/2036        800,000         768,000
    CSFB Mortgage Securities Corp.,
      Ser. 2005-C5, Cl. AAB                                         5.100    08/15/2038        800,000         769,903
    CSFB Mortgage Securities Corp.,
      Ser. 2005-C6, Cl. A4                                          5.230    12/15/2040      1,000,000         857,082
    FHLMC CMO, Ser. 2424, Cl. OG                                    6.000    03/15/2017        323,819         346,951
    FHLMC CMO, Ser. 2947, Cl. VA                                    5.000    03/15/2016        338,136         359,270
    FHLMC Gold Pool #A11823                                         5.000    08/01/2033        402,777         411,887
    FHLMC Gold Pool #A14499                                         6.000    10/01/2033        136,355         143,303
    FHLMC Gold Pool #A16641                                         5.500    12/01/2033        497,042         515,598
    FHLMC Gold Pool #A42106                                         6.500    01/01/2036        533,365         567,544
    FHLMC Gold Pool #A42908                                         6.000    02/01/2036        201,591         210,793
    FHLMC Gold Pool #A45057                                         6.500    05/01/2036        322,752         343,434
    FHLMC Gold Pool #A51101                                         6.000    07/01/2036        262,837         274,834
    FHLMC Gold Pool #A56247                                         6.000    01/01/2037        645,615         675,084
    FHLMC Gold Pool #A58278                                         5.000    03/01/2037        796,448         811,226
    FHLMC Gold Pool #A58965                                         5.500    04/01/2037        840,065         868,409
    FHLMC Gold Pool #A71576                                         6.500    01/01/2038        391,558         416,566
    FHLMC Gold Pool #B12969                                         4.500    03/01/2019        432,467         448,531
    FHLMC Gold Pool #B19462                                         5.000    07/01/2020        397,219         413,332
    FHLMC Gold Pool #C01086                                         7.500    11/01/2030          9,344          10,122
    FHLMC Gold Pool #C01271                                         6.500    12/01/2031         32,595          34,979
    FHLMC Gold Pool #C01302                                         6.500    11/01/2031         20,973          22,507
    FHLMC Gold Pool #C01676                                         6.000    11/01/2033        689,220         724,341
    FHLMC Gold Pool #C14872                                         6.500    09/01/2028         13,267          14,262
    FHLMC Gold Pool #C20853                                         6.000    01/01/2029        360,066         379,877
    FHLMC Gold Pool #C56017                                         6.500    03/01/2031        225,728         242,380
    FHLMC Gold Pool #C61802                                         5.500    12/01/2031         95,423          99,094
    FHLMC Gold Pool #C65255                                         6.500    03/01/2032         20,255          21,712
    FHLMC Gold Pool #C67071                                         6.500    05/01/2032         15,110          16,241
    FHLMC Gold Pool #C68790                                         6.500    07/01/2032         70,859          75,954
    FHLMC Gold Pool #C74741                                         6.000    12/01/2032         60,076          63,213
    FHLMC Gold Pool #C79886                                         6.000    05/01/2033        135,448         142,350
    FHLMC Gold Pool #E00543                                         6.000    04/01/2013         12,346          12,966
    FHLMC Gold Pool #E00878                                         6.500    07/01/2015         11,117          11,720
    FHLMC Gold Pool #E01007                                         6.000    08/01/2016         24,729          26,087
    FHLMC Gold Pool #E77962                                         6.500    07/01/2014         15,858          16,825
    FHLMC Gold Pool #E85127                                         6.000    08/01/2016         11,275          12,007
    FHLMC Gold Pool #E85353                                         6.000    09/01/2016         56,080          59,722
    FHLMC Gold Pool #E95159                                         5.500    03/01/2018        100,126         105,658
    FHLMC Gold Pool #E95734                                         5.000    03/01/2018        451,063         472,319
    FHLMC Gold Pool #G01477                                         6.000    12/01/2032        434,311         455,214
    FHLMC Gold Pool #G01727                                         6.000    08/01/2034      1,026,694       1,079,011
    FHLMC Gold Pool #G02060                                         6.500    01/01/2036        761,308         810,689
    FHLMC Gold Pool #G08016                                         6.000    10/01/2034        831,884         873,754

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date         Amount          Value
------------------------------------------------------------     --------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (29.6%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (15.6%) (continued)
    FHLMC Gold Pool #G08087                                         6.000%   10/01/2035    $   213,211    $    223,143
    FHLMC Gold Pool #G11753                                         5.000    08/01/2020        532,106         553,690
    FHLMC Gold Pool #J05930                                         5.500    03/01/2021        665,983         697,575
    FNMA Pool #356565                                               5.500    09/01/2017        203,902         215,486
    FNMA Pool #357637                                               6.000    11/01/2034        533,640         561,166
    FNMA Pool #545929                                               6.500    08/01/2032         61,144          65,693
    FNMA Pool #555591                                               5.500    07/01/2033        153,224         158,993
    FNMA Pool #574922                                               6.000    04/01/2016          2,971           3,167
    FNMA Pool #579170                                               6.000    04/01/2016         18,576          19,805
    FNMA Pool #584953                                               7.500    06/01/2031          6,347           6,928
    FNMA Pool #651220                                               6.500    07/01/2032         26,646          28,628
    FNMA Pool #725793                                               5.500    09/01/2019        821,241         867,385
    FNMA Pool #910446                                               6.500    01/01/2037        376,451         401,458
    FNMA Pool #914468                                               5.500    04/01/2037      1,492,487       1,542,843
    FNMA Pool #915258                                               5.500    04/01/2037      1,478,751       1,528,644
    FNMA Pool #922224                                               5.500    12/01/2036        750,181         775,961
    FNMA Pool #936760                                               5.500    06/01/2037      1,131,769       1,169,955
    FNMA Pool #940624                                               6.000    08/01/2037      2,176,179       2,277,549
    FNMA Pool #942956                                               6.000    09/01/2037        740,211         774,691
    FNMA Pool #945882                                               6.000    08/01/2037      1,817,711       1,902,382
    GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Cl. A3      5.349    08/11/2036        500,000         499,913
    GNMA Pool #424578                                               6.500    04/15/2026         71,694          76,973
    GNMA Pool #425983                                               6.500    03/15/2026          9,424          10,118
    GNMA Pool #431962                                               6.500    05/15/2026         31,766          34,105
    GNMA Pool #436741                                               7.500    01/15/2027         21,951          24,072
    GNMA Pool #443216                                               8.000    07/15/2027         11,527          13,006
    GNMA Pool #479743                                               7.500    11/15/2030         19,903          21,791
    GNMA Pool #511778                                               7.500    11/15/2030         27,102          29,671
    GNMA Pool #542083                                               7.000    01/15/2031         64,827          70,846
    GNMA Pool #552466                                               6.500    03/15/2032         37,904          40,748
    GNMA Pool #555179                                               7.000    12/15/2031         16,454          17,982
    GNMA Pool #570323                                               6.000    02/15/2032         13,888          14,597
    GNMA Pool #574395                                               6.000    01/15/2032         57,747          60,695
    LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2          5.300    11/15/2038      1,200,000       1,113,200
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB               5.325    12/15/2043        350,000         301,947
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                            5.524    03/10/2016        494,608         509,110
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                            5.570    03/01/2026        393,665         420,021
    TIAA Seasoned Commercial Mortgage Trust,
      Ser. 2007-C4, C1. A3                                          6.070    08/15/2039        650,000         608,156
                                                                                                          ------------
                                                                                                            36,530,062
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date         Amount          Value
------------------------------------------------------------     --------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (29.6%) (continued)
  CORPORATE OBLIGATIONS (10.3%)
   Aerospace & Defense (0.2%)
     L-3 Communications Corp.                                       6.125%   01/15/2014    $   500,000    $    465,000
                                                                                                          ------------
   Auto Rental (0.1%)
     ERAC USA Finance Co., Ser. 144A                                5.600    05/01/2015        200,000         182,023
                                                                                                          ------------
   Commercial Banks (1.0%)
     Bank of Oklahoma NA                                            5.750    05/15/2017        150,000         132,005
     CitiFinancial, Inc.                                            6.625    06/01/2015         75,000          67,379
     Citigroup, Inc.                                                8.400    04/29/2049        750,000         562,553
     JPMorgan Chase & Co.                                           6.750    02/01/2011          7,000           7,318
     Merrill Lynch & Co., Inc.                                      1.228    11/01/2011        450,000         412,600
     State Street Bank & Trust Co.                                  5.300    01/15/2016        400,000         382,087
     U.S. Bank NA                                                   6.375    08/01/2011          7,000           7,501
     Union Bank NA                                                  5.950    05/11/2016        750,000         693,822
     Wachovia Bank NA                                               7.800    08/18/2010          7,000           7,285
                                                                                                          ------------
                                                                                                             2,272,550
                                                                                                          ------------
   E&P Services (0.2%)
     SEACOR Holdings, Inc.                                          5.875    10/01/2012        400,000         370,745
                                                                                                          ------------
   Electric (0.3%)
     EDP Finance BV, Ser. 144A                                      6.000    02/02/2018        400,000         410,728
     ITC Holdings Corp., Ser. 144A                                  6.050    01/31/2018        400,000         375,286
                                                                                                          ------------
                                                                                                               786,014
                                                                                                          ------------
   Electric Utility (0.7%)
     AEP Texas Central Transition Funding LLC, Ser. A-3             5.090    07/01/2015        450,000         468,070
     Arizona Public Service Co.                                     6.375    10/15/2011        600,000         622,427
     Entergy Gulf States, Inc.                                      4.875    11/01/2011        350,000         350,310
     The Potomac Edison Co.                                         5.350    11/15/2014        300,000         287,078
                                                                                                          ------------
                                                                                                             1,727,885
                                                                                                          ------------
   Finance Companies (0.5%)
     Ford Motor Credit Co. LLC                                      7.000    10/01/2013        200,000         160,806
     General Electric Capital Corp.                                 6.375    11/15/2067        400,000         266,888
     Hartford Financial Services Group, Inc.                        8.125    06/15/2038      1,000,000         700,000
                                                                                                          ------------
                                                                                                             1,127,694
                                                                                                          ------------
   Food Products (0.5%)
     Dr. Pepper Snapple Group, Inc.                                 6.820    05/01/2018      1,000,000       1,057,516
                                                                                                          ------------
   Gas-Distribution (0.2%)
     Southwest Gas Corp.                                            7.625    05/15/2012        350,000         371,076
                                                                                                          ------------
   Health Care Services (0.2%)
     Quest Diagnostic, Inc.                                         6.950    07/01/2037        450,000         452,209
                                                                                                          ------------
   Healthcare Equipment & Supplies (0.1%)
     Hospira, Inc.                                                  5.900    06/15/2014        300,000         310,886
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date         Amount          Value
------------------------------------------------------------     --------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (29.6%) (continued)
  CORPORATE OBLIGATIONS (10.3%) (continued)
   Hotel/Lodging (0.1%)
     MGM Mirage                                                     5.875%   02/27/2014    $   500,000    $    321,250
                                                                                                          ------------
   Independent Energy (0.2%)
     Pioneer Natural Resources Co.                                  7.200    01/15/2028        400,000         312,936
     Union Pacific Resources Group                                  7.050    05/15/2018        250,000         239,361
                                                                                                          ------------
                                                                                                               552,297
                                                                                                          ------------
   Insurance (0.3%)
     Nationwide Financial Services                                  6.250    11/15/2011        300,000         303,578
     Willis North America, Inc.                                     6.200    03/28/2017        500,000         442,791
                                                                                                          ------------
                                                                                                               746,369
                                                                                                          ------------
   Iron/Steel (0.1%)
     Reliance Steel & Aluminum Co.                                  6.850    11/15/2036        600,000         343,883
                                                                                                          ------------
   Leisure Time (0.1%)
     Royal Caribbean Cruises Ltd.                                   6.875    12/01/2013        400,000         334,000
                                                                                                          ------------
   Media (1.0%)
     British Sky Broadcasting Group PLC, Ser. 144A                  6.100    02/15/2018        450,000         449,340
     CBS Corp.                                                      6.625    05/15/2011          7,000           7,086
     TCI Communications, Inc.                                       7.875    02/15/2026      1,050,000       1,104,324
     Time Warner, Inc.                                              6.750    04/15/2011        157,000         164,312
     Time Warner Cable, Inc.                                        6.550    05/01/2037        600,000         575,313
                                                                                                          ------------
                                                                                                             2,300,375
                                                                                                          ------------
   Metal Fabricate/Hardware (0.3%)
     Commercial Metals Co.                                          7.350    08/15/2018        700,000         637,206
                                                                                                          ------------
   Mining (0.2%)
     Vulcan Materials Co.                                           5.600    11/30/2012        400,000         413,033
                                                                                                          ------------
   Office Furnishings-Orig (0.1%)
     Steelcase, Inc.                                                6.500    08/15/2011        350,000         350,395
                                                                                                          ------------
   Oil & Gas (0.3%)
     Berry Petroleum Co.                                            8.250    11/01/2016        400,000         343,000
     Murphy Oil Corp.                                               7.050    05/01/2029        400,000         356,673
                                                                                                          ------------
                                                                                                               699,673
                                                                                                          ------------
   Oil & Gas-Production/Pipeline (1.3%)
     El Paso Natural Gas Co., Ser. A                                7.625    08/01/2010        300,000         298,604
     Questar Pipeline Co.                                           5.830    02/01/2018        400,000         415,210
     Southern Natural Gas Co., Ser. 144A                            5.900    04/01/2017        600,000         581,103
     Southern Star Central Corp.                                    6.750    03/01/2016        375,000         334,219
     Transcontinental Gas Pipe Line Co. LLC, Ser. B                 8.875    07/15/2012        400,000         439,805
     Valero Energy Corp.                                            6.625    06/15/2037        500,000         426,560
     Williams Partners LP/Williams Partners Finance Corp.           7.250    02/01/2017        550,000         501,874
                                                                                                          ------------
                                                                                                             2,997,375
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                 Interest     Maturity      Principal
                       Description                                 Rate         Date         Amount          Value
------------------------------------------------------------     --------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (29.6%) (continued)
  CORPORATE OBLIGATIONS (10.3%) (continued)
   Packaging (0.2%)
     Pactiv Corp.                                                   6.400%   01/15/2018    $   450,000    $    405,867
                                                                                                          ------------
   Paper and Forest Products (0.1%)
     Abitibi-Consolidated, Inc.                                     8.850**  08/01/2030        200,000          16,000
     Weyerhaeuser Co.                                               7.375    03/15/2032        300,000         239,447
                                                                                                          ------------
                                                                                                               255,447
                                                                                                          ------------
   Pharmaceuticals (0.7%)
     AmerisourceBergen Corp.                                        5.875    09/15/2015        685,000         652,904
     Medco Health Solutions, Inc.                                   6.125    03/15/2013      1,000,000       1,031,052
                                                                                                          ------------
                                                                                                             1,683,956
                                                                                                          ------------
   Real Estate (0.2%)
     Nationwide Health Properties, Inc.                             6.250    02/01/2013        400,000         378,945
                                                                                                          ------------
   Software (0.1%)
     CA, Inc.                                                       6.125    12/01/2014        300,000         291,000
                                                                                                          ------------
   Telecommunication Services (1.0%)
     AT&T Corp.                                                     8.000    11/15/2031        400,000         461,672
     AT&T, Inc.                                                     6.250    03/15/2011          7,000           7,417
     British Telecommunications PLC                                 8.625    12/15/2010          7,000           7,435
     GTE Corp.                                                      6.940    04/15/2028        350,000         350,935
     Rogers Communications, Inc.                                    6.375    03/01/2014        625,000         669,920
     Sprint Capital Corp.                                           7.625    01/30/2011          7,000           6,921
     Sprint Capital Corp.                                           8.750    03/15/2032        400,000         322,000
     Telecom Italia Capital SA                                      6.999    06/04/2018        400,000         404,662
     Verizon Global Funding Corp.                                   7.250    12/01/2010          7,000           7,453
                                                                                                          ------------
                                                                                                             2,238,415
                                                                                                          ------------
   Miscellaneous (0.0%)
     Quebec Province                                                6.125    01/22/2011          7,000           7,479
                                                                                                          ------------
       Total corporate obligations (cost: $26,063,346)                                                      24,080,563
                                                                                                          ------------
       Total long-term notes and bonds (cost: $70,765,345)                                                  69,424,803
                                                                                                          ------------
SHORT-TERM NOTES AND BONDS (0.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.3%)
     U.S. Treasury Bill                                             0.472    06/03/2010        650,000         647,079
                                                                                                          ------------
       Total U.S. government & agency obligations (cost: $647,165)                                             647,079
                                                                                                          ------------
  CORPORATE OBLIGATIONS (0.0%)
   Chemicals (0.0%)
     E.I. Du Pont de Nemours & Co.                                  6.875    10/15/2009          7,000           7,130
                                                                                                          ------------
   Finance Companies (0.0%)
     General Electric Capital Corp.                                 7.375    01/19/2010          7,000           7,211
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                                                                Interest     Maturity      Principal
                       Description                                Rate         Date         Amount          Value
------------------------------------------------------------    --------    ----------    -----------    ------------
SHORT-TERM NOTES AND BONDS (0.3%) (continued)
  CORPORATE OBLIGATIONS (0.0%) (continued)
    Oil & Gas (0.0%)
      ConocoPhillips                                               8.750%   05/25/2010    $     7,000    $      7,472
                                                                                                         ------------
    Retail (0.0%)
      Wal-Mart Stores, Inc.                                        6.875    08/10/2009          7,000           7,043
                                                                                                         ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                              7.375    01/15/2010          7,000           7,246
                                                                                                         ------------
        Total corporate obligations (cost: $35,537)                                                            36,102
                                                                                                         ------------
        Total short-term notes and bonds (cost: $682,702)                                                     683,181
                                                                                                         ------------

                                                                                            Shares
                                                                                          -----------
MONEY MARKET MUTUAL FUND (3.1%)
      BlackRock Liquidity Funds Temp Fund Portfolio                                         7,250,000       7,250,000
                                                                                                         ------------
        Total money market mutual fund (cost: $7,250,000)                                                   7,250,000
                                                                                                         ------------
MUTUAL FUNDS (4.2%)
      iShares Russell Midcap Growth Index Fund                                                 59,200       2,157,840
      iShares S&P 500 Growth Index Fund                                                        47,800       2,283,406
      iShares S&P Midcap 400 Growth Index Fund                                                 27,000       1,683,720
      iShares S&P Smallcap 600 Growth Index Fund                                               10,700         495,089
      Vanguard Growth Index Fund                                                              159,200       3,289,072
                                                                                                         ------------
        Total mutual funds (cost: $12,190,017)                                                              9,909,127
                                                                                                         ------------
TOTAL INVESTMENTS (98.3%) (COST: $266,961,584)                                                            230,298,175

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                                                3,939,895
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $234,238,070
                                                                                                         ============

*  Non-Income producing securities.

** Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2009.

Percentages shown are based on total net assets.
                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                       Level 1          Level 2             Level 3
                                    ------------     ------------        ------------
Investments in Securities
  Common Stocks                     $143,031,064     $          -        $          -
  U.S. Government & Agency
    Obligations                                -        9,461,257                   -
  Mortgage-Backed and
    Assets-Backed Securities                   -       36,530,062                   -
  Corporate Obligations                        -       24,116,665                   -
  Money Market Mutual Fund             7,250,000                -                   -
  Mutual Funds                         9,909,127                -                   -
                                    ------------     ------------        ------------
                                     160,190,191       70,107,984                   -
Other Financial Instruments*                   -                -                   -
                                    ------------     ------------        ------------
Total                               $160,190,191     $ 70,107,984        $          -
                                    ============     ============        ============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009 and December 31, 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                   Industry                            % of Total Net Assets
----------------------------------------------         ---------------------
Mortgage-Backed and Asset-Backed Securities                     15.6%
Health Care                                                      8.1
Diversified Financial Services                                   5.8
Oil & Oil Services                                               5.8
Computer Hardware & Software                                     5.4
Diversified Manufacturing                                        5.0
Retail                                                           4.9
Semiconductors                                                   4.9
Telecommunication Services                                       4.9
Mutual Funds                                                     4.2
U.S. Government & Agency Obligations                             4.0
Money Market Mutual Fund                                         3.1
Apparel                                                          2.6
Aerospace & Defense                                              2.3
Transportation                                                   2.2
Automotive Components                                            2.0
Food & Beverage                                                  1.4
Electrical Equipment                                             1.3
Metals & Mining                                                  1.3
Oil & Gas-Production/Pipeline                                    1.3
Industrial Conglomerates                                         1.1
Recreation                                                       1.1
Chemicals                                                        1.0
Commercial Banks                                                 1.0
Media                                                            1.0
Electric Utility                                                 0.7
Pharmaceuticals                                                  0.7
Commercial Services                                              0.6
Machinery                                                        0.6
Finance Companies                                                0.5
Food Products                                                    0.5
Electric                                                         0.3
Insurance                                                        0.3
Metal Fabricate/Hardware                                         0.3
Oil & Gas                                                        0.3
E&P Services                                                     0.2
Gas-Distribution                                                 0.2
Health Care Services                                             0.2
Independent Energy                                               0.2

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                   Industry                            % of Total Net Assets
----------------------------------------------         ---------------------
Mining                                                           0.2
Packaging                                                        0.2
Real Estate                                                      0.2
Auto Rental                                                      0.1
Healthcare Equipment & Supplies                                  0.1
Hotel/Lodging                                                    0.1
Iron/Steel                                                       0.1
Leisure Time                                                     0.1
Office Furnishings-Orig                                          0.1
Paper and Forest Products                                        0.1
Software                                                         0.1
                                                               -----
                                                                98.3
Other assets in excess of liabilities                            1.7
                                                               -----

NET ASSETS                                                     100.0%
                                                               =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                 Description                                Shares               Value
----------------------------------------------             --------           ----------
COMMON STOCKS (90.5%)
  Aerospace & Defense (3.3%)
    General Dynamics Corp.                                     550            $   30,465
    Precision Castparts Corp.                                1,100                80,333
                                                                              ----------
                                                                                 110,798
                                                                              ----------
  Apparel (3.7%)
    Columbia Sportswear Co.                                  1,900                58,748
    Wolverine World Wide, Inc.                               3,000                66,180
                                                                              ----------
                                                                                 124,928
                                                                              ----------
  Automotive Components (1.3%)
    Harley-Davidson, Inc.                                    2,600                42,146
                                                                              ----------
  Chemicals (1.6%)
    Dow Chemical Co.                                         3,400                54,876
                                                                              ----------
  Commercial Services (1.0%)
    MPS Group, Inc.*                                         2,000                15,280
    Robert Half International, Inc.                            800                18,896
                                                                              ----------
                                                                                  34,176
                                                                              ----------
  Computer Hardware & Software (8.5%)
    Autodesk, Inc.*                                          3,400                64,532
    Cisco Systems, Inc.*                                     4,850                90,404
    Dell, Inc.*                                              4,300                59,039
    Hewlett-Packard Co.                                      1,900                73,435
                                                                              ----------
                                                                                 287,410
                                                                              ----------
  Diversified Financial Services (8.5%)
    Aegon NV*                                                7,877                48,522
    Citigroup, Inc.*                                         1,400                 4,158
    Federated Investors, Inc., Class B                       3,296                79,401
    Investment Technology Group, Inc.*                       2,700                55,053
    JPMorgan Chase & Co.                                     1,550                52,870
    Northern Trust Corp.                                       450                24,156
    U.S. Bancorp                                             1,300                23,296
                                                                              ----------
                                                                                 287,456
                                                                              ----------
  Diversified Manufacturing (7.4%)
    Carlisle Cos., Inc.                                      3,800                91,352
    Crane Co.                                                3,550                79,200
    Illinois Tool Works, Inc.                                2,150                80,281
                                                                              ----------
                                                                                 250,833
                                                                              ----------
  Electrical Equipment (3.0%)
    Baldor Electric Co.                                      2,000                47,580
    FLIR Systems, Inc.*                                      2,400                54,144
                                                                              ----------
                                                                                 101,724
                                                                              ----------
  Food & Beverage (2.6%)
    The Coca-Cola Co.                                        1,850                88,781
                                                                              ----------

  Health Care (10.2%)
    McKesson Corp.                                           1,900                83,600
    Medtronic, Inc.                                          2,650                92,458
    Merck & Co., Inc.                                        2,950                82,482
    Zimmer Holdings, Inc.*                                   2,025                86,265
                                                                              ----------
                                                                                 344,805
                                                                              ----------
  Industrial Conglomerates (1.5%)
    General Electric Co.                                     4,300                50,396
                                                                              ----------
  Machinery (1.0%)
    Cummins, Inc.                                            1,000                35,210
                                                                              ----------
  Metals & Mining (2.2%)
    Alcoa, Inc.                                              4,950                51,133
    Nucor Corp.                                                500                22,215
                                                                              ----------
                                                                                  73,348
                                                                              ----------
  Oil & Oil Services (8.1%)
    ConocoPhillips                                             650                27,339
    Exxon Mobil Corp.                                          200                13,982
    Royal Dutch Shell PLC ADR                                1,600                80,304
    Tidewater, Inc.                                          2,300                98,601
    Valero Energy Corp.                                      3,050                51,515
                                                                              ----------
                                                                                 271,741
                                                                              ----------
  Recreation (1.7%)
    Brunswick Corp.                                          4,000                17,280
    Mattel, Inc.                                             2,450                39,323
                                                                              ----------
                                                                                  56,603
                                                                              ----------
  Retail (8.0%)
    Bed Bath & Beyond, Inc.*                                 2,350                72,262
    Best Buy Co., Inc.                                       1,750                58,608
    BJ's Wholesale Club, Inc.*                                 600                19,338
    Home Depot, Inc.                                         2,900                68,527
    Kohl's Corp.*                                            1,200                51,300
                                                                              ----------
                                                                                 270,035
                                                                              ----------
  Semiconductors (7.7%)
    Applied Materials, Inc.                                  6,650                72,951
    Intel Corp.                                              6,200               102,610
    Texas Instruments, Inc.                                  3,900                83,070
                                                                              ----------
                                                                                 258,631
                                                                              ----------
  Telecommunication Services (5.8%)
    Nokia Corp. ADR                                          5,250                76,545
    Telefonos de Mexico, Class L ADR                         4,400                71,324
    Telmex Internacional ADR                                 3,800                48,070
                                                                              ----------
                                                                                 195,939
                                                                              ----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

                 Description                                Shares               Value
----------------------------------------------             --------           ----------
COMMON STOCKS (90.5%) (continued)
  Transportation (3.4%)
    Norfolk Southern Corp.                                   1,400            $   52,738
    Werner Enterprises, Inc.                                 3,400                61,608
                                                                              ----------
                                                                                 114,346
                                                                              ----------

      Total common stocks (cost: $4,437,316)                                   3,054,182
                                                                              ----------
MONEY MARKET MUTUAL FUNDS (5.9%)
    BlackRock Liquidity Funds TempFund Portfolio           100,000               100,000
    Dreyfus Treasury Cash Management                       100,000               100,000
                                                                              ----------

      Total money market mutual funds (cost: $200,000)                           200,000
                                                                              ----------

TOTAL INVESTMENTS (96.4%) (COST: $4,637,316)                                   3,254,182
                                                                              ----------

OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)                                     120,249
                                                                              ----------

NET ASSETS (100.0%)                                                           $3,374,431
                                                                              ==========

* Non-Income producing securities.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                       Level 1         Level 2              Level 3
                                    ------------     ------------        ------------
Investments in Securities
  Common Stocks                     $  3,054,182     $          -        $          -
  Money Market Mutual Funds              200,000                -                   -
                                    ------------     ------------        ------------
                                       3,254,182                -                   -
Other Financial Instruments*                   -                -                   -
                                    ------------     ------------        ------------
Total                               $  3,254,182     $          -        $          -
                                    ============     ============        ============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009 and December 31, 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2009 (UNAUDITED)

                   Industry                            % of Total Net Assets
----------------------------------------------         ---------------------
Health Care                                                     10.2%
Computer Hardware & Software                                     8.5
Diversified Financial Services                                   8.5
Oil & Oil Services                                               8.1
Retail                                                           8.0
Semiconductors                                                   7.7
Diversified Manufacturing                                        7.4
Money Market Mutual Funds                                        5.9
Telecommunication Services                                       5.8
Apparel                                                          3.7
Transportation                                                   3.4
Aerospace & Defense                                              3.3
Electrical Equipment                                             3.0
Food & Beverage                                                  2.6
Metals & Mining                                                  2.2
Recreation                                                       1.7
Chemicals                                                        1.6
Industrial Conglomerates                                         1.5
Automotive Components                                            1.3
Commercial Services                                              1.0
Machinery                                                        1.0
                                                               -----
                                                                96.4
Other assets in excess of liabilities                            3.6
                                                               -----

NET ASSETS                                                     100.0%
                                                               =====

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life insurance contracts. The Fund commenced operations on April 12, 1990.

   CLASS O AND ADVISOR CLASS SHARES

   The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and record keepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

   INVESTMENTS

   Securities traded on a national or international securities exchange, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on first-in, first-out accounting basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis and are allocated among the portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares.

   TAXES

   The Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2009, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $1,238,231 and $1,224,837, respectively, representing 73% of the portfolio.

   The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                    Value                            0.50%
                    Money Market                     0.40%
                    Investment Grade Bond            0.50%
                    Asset Director                   0.50%
                    Socially Responsive              0.70%

   For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2009, no expenses have been waived.

   For the Money Market Portfolio, AUL has agreed to provide an expense reimbursement to the Portfolio to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the six months ended June 30,2009, AUL reimbursed the Money Market Portfolio $35,899 as a result of this voluntary agreement.

   For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

      Year Waived          Amount Waived          Final Recoupment Year
      -----------          -------------          ---------------------
          2006                 $85,157                     2011
          2007                 $81,817                     2012
          2008                 $66,884                     2013
          2009                 $45,432                     2014

   As of June 30, 2009, $16,126 in waived fees is due from AUL. AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2009 were $1,922,165.

   The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2009 for all portfolios was $146,988.

3. OTHER SERVICE AGREEMENTS

   The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Unified Fund Services, Inc. (Unified) whereby Unified serves as the fund transfer agent.

4. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2009 were:

                                                                             Portfolio
                                         --------------------------------------------------------------------------------
                                                                            Investment         Asset           Socially
                                             Value        Money Market      Grade Bond        Director        Responsive
                                         ------------     ------------     ------------     ------------     ------------
Common Stock:
  Purchases                              $ 13,495,191     $          -     $          -     $ 18,535,134     $    255,322
  Proceeds from sales                      14,242,818                -                -        3,848,760          135,968
Corporate Bonds:
  Purchases                                         -                -       19,343,595          470,248                -
  Proceeds from sales and maturities                -                -       32,091,707       14,052,315                -
Government Bonds:
  Purchases                                         -                -       23,857,361        7,491,979                -
  Proceeds from sales and maturities                -                -       23,879,161       16,964,871                -

Common stock activity includes mutual fund trades.

5. AUTHORIZED CAPITAL SHARES

   The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

       Value Portfolio - Class O                             25,000,000
       Value Portfolio - Advisor Class                       12,000,000
       Money Market Portfolio - Class O                     400,000,000
       Money Market Portfolio - Advisor Class                80,000,000
       Investment Grade Bond Portfolio - Class O             25,000,000
       Investment Grade Bond Portfolio - Advisor Class       12,000,000
       Asset Director Portfolio - Class O                    36,000,000
       Asset Director Portfolio - Advisor Class              12,000,000
       Socially Responsive Portfolio - Class O                5,000,000
       Socially Responsive Portfolio - Advisor Class          5,000,000
                                                            -----------
                                                            612,000,000
                                                            ===========
6. UNREALIZED APPRECIATION (DEPRECIATION)

   Unrealized appreciation (depreciation) for tax purposes at June 30, 2009, is:

                                                                                          Net
                                                                                      Unrealized
                                    Federal         Unrealized      Unrealized       Appreciation/
                                    Tax Cost       Appreciation    Depreciation     (Depreciation)
                                  -------------    ------------   -------------     -------------
Value                             $ 265,449,547    $ 16,590,529   $ (73,079,742)    $ (56,489,213)
Money Market                        261,416,497               -               -                 -
Investment Grade Bond               131,957,222       3,098,684      (5,412,443)       (2,313,759)
Asset Director                      267,065,365      16,753,899     (53,521,089)      (36,767,190)
Socially Responsive                   4,640,606          82,147      (1,468,571)       (1,386,424)

The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2008, is as follows:

             Asset Director                              $105,465
             Socially Responsive                            3,290

7. SHAREHOLDERS

   Shares outstanding at June 30, 2009, are:

                                                            Portfolio
                                ----------------------------------------------------------------
                                           Value                           Money Market
                                ----------------------------------------------------------------
                                 Class O      Advisor Class           Class O      Advisor Class
                                ----------    -------------        ------------    -------------
AUL                                      -                -                   -                -
AUL American Unit Trust          3,345,014          283,657          33,257,322        6,032,743
AUL Group Retirement
  Annuity Separate Account II    3,183,240        1,000,179         137,550,282       31,225,333
AUL Pooled Separate Accounts     2,970,308                -             985,664                -
AUL American Individual
  Unit Trust                       394,751                -           5,651,123                -
AUL American Individual
  Variable Annuity Unit Trust    2,390,217                -          39,649,753                -
AUL American Individual
  Variable Life Unit Trust         493,451                -           7,119,042                -
                                ----------    -------------        ------------    -------------
                                12,776,981        1,283,836         224,213,186       37,258,076
                                ==========    =============        ============    =============

                                                            Portfolio
                                ----------------------------------------------------------------
                                   Investment Grade Bond                   Asset Director
                                ---------------------------        -----------------------------
                                 Class O      Advisor Class           Class O      Advisor Class
                                ----------    -------------        ------------    -------------
AUL                                      -                -                   -                -
AUL American Unit Trust          1,683,501          177,625           4,888,768          684,154
AUL Group Retirement
  Annuity Separate Account II    3,675,535          270,813           5,717,660        2,186,713
AUL Pooled Separate Accounts     1,647,169                -                   -                -
AUL American Individual
  Unit Trust                       225,656                -             331,956                -
AUL American Individual
  Variable Annuity Unit Trust    3,723,104                -           2,712,157                -
AUL American Individual
  Variable Life Unit Trust         473,229                -             501,033                -
                                ----------    -------------        ------------    -------------
                                11,428,194          448,438          14,151,574        2,870,867
                                ==========    =============        ============    =============

                                            Socially Responsive
                                         ---------------------------
                                         Class O       Advisor Class
                                         -------       -------------
AUL                                      182,361             180,681
AUL American Unit Trust                   49,345              43,304
AUL Group Retirement Annuity
  Separate Account II                     27,843              13,817
AUL Pooled Separate Accounts                   -                   -
AUL American Individual
  Unit Trust                                   -                   -
AUL American Individual
  Variable Annuity Unit Trust                  -                   -
AUL American Individual
  Variable Life Unit Trust                     -                   -
                                         -------       -------------
                                         259,549             237,802
                                         =======       =============

8. FEDERAL TAX INFORMATION

   The tax components of dividends paid for the years ending December 31, 2008 and December 31, 2007 were as follows:

                                           Value                      Money Market
                               ----------------------------    ---------------------------
                                 12/31/08       12/31/07         12/31/08       12/31/07
                               -----------   --------------    -----------    ------------
Ordinary income                $ 6,395,232   $    6,029,349    $ 5,411,796    $ 10,622,818
Long-term capital gains         12,264,920       24,455,639              -               -

                                   Investment Grade Bond               Asset Director
                               ----------------------------    ---------------------------
                                 12/31/08       12/31/07         12/31/08       12/31/07
                               -----------   --------------    -----------    ------------
Ordinary income                $ 7,137,381   $    6,351,511    $ 9,353,110    $  8,709,896
Long-term capital gains                  -                -      5,098,199      10,165,692

                                        Socially Responsive
                                     ---------------------------
                                      12/31/08          12/31/07
                                     ----------       ------------
Ordinary income                      $   51,074         $   62,734
Long-term capital gains                       -             26,442

   As of December 31, 2008, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                            Investment                       Socially
                                   Value    Money Market    Grade Bond    Asset Director    Responsive
                                 --------   ------------   -----------    --------------   -----------
Undistributed ordinary income    $      -   $      2,650   $        71    $        1,821   $       323
Undistributed long-term gain            -              -             -                 -             -

   Undistributed ordinary income amounts include distributions from short-term capital gains.

   For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2008, which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2008, the Investment Grade Bond Portfolio utilized capital loss carryforwards of $297,500 to offset realized gains.

                                         Capital Loss
                                         Carryforward    Expiration
                                         ------------    ----------
   Investment Grade Bond Portfolio       $    934,881       2014
   Investment Grade Bond Portfolio            218,680       2015
   Money Market Portfolio                          40       2013
   Money Market Portfolio                          81       2016
   Socially Responsive Portfolio              108,794       2016

   Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The following were deferred post-October losses in the noted amount during 2008.

   Value Portfolio                                     1,576,312
   Investment Grade Bond Portfolio                         8,300
   Asset Director Portfolio                              342,066
   Socially Responsive Portfolio                           5,285

   The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

   Management of the Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9. INDEMNIFICATIONS

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. OTHER

    On October 10, 2008, the Board authorized the Money Market Portfolio to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Money Market Portfolio falls below $0.995 and liquidates its holdings, the Program will provide coverage to shareholders for up to $1.00 per share for the lesser of either the number of shares the investor held at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. On April 9, 2009, the Board elected to discontinue participation in the Program effective April 30, 2009. The Fund's cost of participating in the Program as of June 30, 2009 and December 31, 2008 were $35,813 and $39,692 respectively.

11. RISKS AND CONTINGENCIES

    The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities ("MBS"), collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

    In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

12. NEW ACCOUNTING PRONOUNCEMENTS

   Effective January, 2009, the Fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Fund does not currently own any derivative instruments, therefore additional disclosure was not required.

    Effective June, 2009 the Fund adopted FASB No. 165, Subsequent Events. FASB No. 165 requires Management to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. As of August 10, 2009, Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                               VALUE PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------

                                           For the                              For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.13        $    0.44   $    0.40     $    0.39    $    0.29       $    0.23
Net gain (loss) on investments                 0.58            (9.67)       0.55          2.98         2.11            3.10
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.71            (9.23)       0.95          3.37         2.40            3.33
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.48)      (0.42)        (0.39)       (0.29)          (0.18)
  Realized gain                                   -            (0.92)      (1.68)        (1.79)       (1.59)          (1.07)
                                          ---------        ---------   ---------     ---------    ---------       ---------

Net increase (decrease)                        0.71           (10.63)      (1.15)         1.19         0.52            2.08
Net asset value at beginning of
  period                                      14.18            24.81       25.96         24.77        24.25           22.17
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   14.89        $   14.18   $   24.81     $   25.96    $   24.77       $   24.25
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                5.0%           (36.9%)       3.6%         13.5%         9.9%           15.0%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 190,266        $ 191,208   $ 358,686     $ 386,081    $ 355,415       $ 326,227

Ratio to average net assets:
  Expenses                                    0.61%(3)         0.59%       0.58%         0.59%        0.61%           0.60%
  Net investment income                       1.89%(3)         2.12%       1.44%         1.47%        1.18%           1.00%

Portfolio turnover rate                          7%              11%         11%           12%          17%             19%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                               VALUE PORTFOLIO - ADVISOR CLASS
                                      -------------------------------------------------------------------------------------

                                           For the                              For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.11        $    0.38   $   0.32      $    0.32    $    0.23       $    0.18
Net gain on investments                        0.57            (9.58)      0.54           2.94         2.10            3.06
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.68            (9.20)      0.86           3.26         2.33            3.24
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.42)     (0.34)         (0.33)       (0.25)          (0.15)
  Realized gain                                   -            (0.92)     (1.68)         (1.79)       (1.59)          (1.07)
                                          ---------        ---------   ---------     ---------    ---------       ---------

Net increase (decrease)                        0.68           (10.54)     (1.16)          1.14         0.49            2.02
Net asset value at beginning of
  period                                      14.09            24.63      25.79          24.65        24.16           22.14
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   14.77        $   14.09   $  24.63      $   25.79    $   24.65       $   24.16
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                4.8%           (37.1%)      3.3%          13.2%         9.6%           14.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $  18,965        $  17,949   $ 29,688      $  24,222    $   9,863       $   2,062

Ratio to average net assets:
  Expenses                                    0.91%(3)         0.90%      0.88%          0.88%        0.92%           0.90%
  Net investment income                       1.59%(3)         1.84%      1.15%          1.22%        0.90%           0.82%

Portfolio turnover rate                          7%              11%        11%            12%          17%             19%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.


                                                               MONEY MARKET PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------

                                           For the                              For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $   0.001        $   0.021   $   0.047     $   0.045    $   0.027       $   0.009
Net gain (loss) on investments                    -                -           -             -            -               -
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations            0.001            0.021       0.047         0.045        0.027           0.009
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                      (0.001)          (0.021)     (0.047)       (0.045)      (0.027)         (0.009)

Net increase (decrease)                           -                -           -             -            -               -
Net asset value at beginning of
  period                                       1.00             1.00        1.00          1.00         1.00            1.00
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $    1.00        $    1.00   $    1.00     $    1.00    $    1.00       $    1.00
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                0.1%             2.1%        4.8%          4.6%         2.7%            0.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 224,213        $ 247,550   $ 201,056     $ 195,104    $ 179,484       $ 190,589

Ratio to average net assets:
  Expenses                                    0.53%(3)         0.49%       0.50%         0.50%        0.51%           0.51%
  Expenses before waived fees and
    reimbursed expenses                       0.53%(3)         0.49%       0.50%         0.50%        0.51%           0.51%
  Net investment income                       0.18%(3)         2.10%       4.70%         4.49%        2.69%           0.85%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                            MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                      -------------------------------------------------------------------------------------

                                           For the                              For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $       -(4)     $   0.018   $   0.044     $   0.042    $   0.025       $   0.006
Net gain (loss) on investments                    -                -           -             -            -               -
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations                -            0.018       0.044         0.042        0.025           0.006
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -(4)        (0.018)     (0.044)       (0.042)      (0.025)         (0.006)

Net increase (decrease)                           -                -           -             -            -               -
Net asset value at beginning of
  period                                       1.00             1.00        1.00          1.00         1.00            1.00
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $    1.00        $    1.00   $    1.00     $    1.00    $    1.00       $    1.00
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                   -(5)          1.9%        4.5%          4.3%         2.4%            0.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $  37,258        $  41,968   $  36,655     $  18,821    $  11,081       $   4,148

Ratio to average net assets:
  Expenses                                    0.65%(3)         0.79%       0.80%         0.80%        0.81%           0.80%
  Expenses before waived fees and
    reimbursed expenses                       0.83%(3)         0.79%       0.80%         0.80%        0.81%           0.80%
  Net investment income                       0.06%(3)         1.80%       4.38%         4.24%        2.50%           0.78%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.
(4)  Less than $.0005 per share.
(5)  Less than .05%.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                            INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------

                                           For the                                 For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.28        $    0.56   $    0.54     $    0.53    $    0.46       $    0.46
Net gain (loss) on investments                 0.57            (0.68)       0.15         (0.11)       (0.21)          (0.01)
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.85            (0.12)       0.69          0.42         0.25            0.45
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.58)      (0.54)        (0.58)       (0.46)          (0.42)
  Realized gain                                   -                -           -             -            -               -
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net increase (decrease)                        0.85            (0.70)       0.15         (0.16)       (0.21)           0.03
Net asset value at beginning of
  period                                      10.19            10.89       10.74         10.90        11.11           11.08
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   11.04        $   10.19   $   10.89     $   10.74    $   10.90       $   11.11
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                8.2%            (1.0%)       6.4%          3.8%         2.1%            4.1%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 126,112        $ 127,495   $ 131,941     $ 124,630    $ 143,020       $ 140,848

Ratio to average net assets:
  Expenses                                    0.66%(3)         0.64%       0.65%         0.64%        0.64%           0.66%
  Net investment income                       5.32%(3)         5.14%       4.98%         4.86%        4.10%           4.09%

Portfolio turnover rate                         34%              20%         61%           67%          35%             55%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                       INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                      -------------------------------------------------------------------------------------

                                           For the                                 For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.26        $    0.52   $    0.51     $    0.50    $    0.43       $    0.42
Net gain (loss) on investments                 0.56            (0.66)       0.13         (0.11)       (0.22)              -
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.82            (0.14)       0.64          0.39         0.21            0.42
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.55)      (0.50)        (0.55)       (0.43)          (0.39)
  Realized gain                                   -                -           -             -            -               -
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net increase (decrease)                        0.82            (0.69)       0.14         (0.16)       (0.22)           0.03
Net asset value at beginning of
  period                                      10.17            10.86       10.72         10.88        11.10           11.07
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   10.99        $   10.17   $   10.86     $   10.72    $   10.88       $   11.10
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                8.1%            (1.2%)       6.1%          3.5%         1.8%            3.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $   4,928        $   4,578   $   3,785     $   3,515    $   2,997       $   2,270

Ratio to average net assets:
  Expenses                                    0.96%(3)         0.94%       0.95%         0.94%        0.94%           0.96%
  Net investment income                       5.02%(3)         4.86%       4.68%         4.58%        3.81%           3.76%

Portfolio turnover rate                         34%              20%         61%           67%          35%             55%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                             ASSET DIRECTOR PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------

                                           For the                                 For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.20        $    0.52   $    0.50     $    0.46    $    0.35       $    0.30
Net gain (loss) on investments                 0.64            (5.26)       0.45          1.43         1.02            1.63
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.84            (4.74)       0.95          1.89         1.37            1.93
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.57)      (0.49)        (0.44)       (0.33)          (0.29)
  Realized gain                                   -            (0.33)      (0.60)        (0.78)       (0.67)          (0.75)
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net increase (decrease)                        0.84            (5.64)      (0.14)         0.67         0.37            0.89
Net asset value at beginning of
  period                                      12.93            18.57       18.71         18.04        17.67           16.78
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   13.77        $   12.93   $   18.57     $   18.71    $   18.04       $   17.67
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                6.5%           (25.4%)       5.1%         10.5%         7.7%           11.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 194,917        $ 190,669   $ 299,737     $ 271,853    $ 227,950       $ 197,688

Ratio to average net assets:
  Expenses                                    0.61%(3)         0.60%       0.59%         0.60%        0.62%           0.61%
  Net investment income                       3.19%(3)         3.12%       2.52%         2.44%        1.94%           1.77%

Portfolio turnover rate                         12%              22%         28%           28%          17%             31%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                            ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                      -------------------------------------------------------------------------------------

                                           For the                                 For years ended
                                      six months ended     ----------------------------------------------------------------
                                        June 30, 2009      Dec. 31,    Dec. 31,      Dec. 31,     Dec. 31,        Dec. 31,
                                         (Unaudited)         2008        2007          2006         2005            2004
                                      ----------------     ---------   ---------     ---------    ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                  $    0.18        $    0.48   $    0.44     $    0.41    $    0.30       $    0.25
Net gain (loss) on investments                 0.64            (5.26)       0.45          1.42         1.00            1.66
                                          ---------        ---------   ---------     ---------    ---------       ---------
  Total from investment operations             0.82            (4.78)       0.89          1.83         1.30            1.91
                                          ---------        ---------   ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                           -            (0.52)      (0.44)        (0.39)       (0.29)          (0.27)
  Realized gain                                   -            (0.33)      (0.60)        (0.78)       (0.67)          (0.75)
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net increase (decrease)                        0.82            (5.63)      (0.15)         0.66         0.34            0.89
Net asset value at beginning of
  period                                      12.88            18.51       18.66         18.00        17.66           16.77
                                          ---------        ---------   ---------     ---------    ---------       ---------
Net asset value at end of period          $   13.70        $   12.88   $   18.51     $   18.66    $   18.00       $   17.66
                                          =========        =========   =========     =========    =========       =========

TOTAL RETURN(2)                                6.4%           (25.7%)       4.8%         10.2%         7.3%           11.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $  39,321        $  35,634   $  40,979     $  28,135    $  15,679       $   6,635

Ratio to average net assets:
  Expenses                                    0.91%(3)         0.90%       0.89%         0.90%        0.92%           0.92%
  Net investment income                       2.88%(3)         2.87%       2.24%         2.16%        1.66%           1.50%

Portfolio turnover rate                         12%              22%         28%           28%          17%             31%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                              SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                               ------------------------------------------------------------------------

                                                    For the                                           For the period
                                               six months ended             For years ended           March 31, 2006(4)
                                                June 30, 2009       ------------------------------        through
                                                  (Unaudited)       Dec. 31, 2008    Dec. 31, 2007     Dec. 31, 2006
                                               ----------------     -------------    -------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                           $    0.03          $    0.11        $    0.10          $    0.06
Net gain (loss) on investments                          0.32              (3.94)            0.26               0.20
                                                   ---------          ---------        ---------          ---------
  Total from investment operations                      0.35              (3.83)            0.36               0.26
                                                   ---------          ---------        ---------          ---------

Shareholder distributions
  Net investment income                                    -              (0.12)           (0.10)             (0.05)
  Realized gain                                            -                  -            (0.08)                 -
                                                   ---------          ---------        ---------          ---------
Net increase (decrease)                                 0.35              (3.95)            0.18               0.21
Net asset value at beginning of period                  6.44              10.39            10.21              10.00
                                                   ---------          ---------        ---------          ---------
Net asset value at end of period                   $    6.79          $    6.44        $   10.39          $   10.21
                                                   =========          =========        =========          =========

TOTAL RETURN(2)                                         5.5%             (36.8%)            3.5%               2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $   1,762          $   1,642        $   3,272          $   2,561

Ratio to average net assets:
  Expenses                                             1.20%(3)           1.20%            1.20%              1.20%(3)
  Expenses before waived fees and
    reimbursed expenses                                4.21%(3)           2.74%            2.71%              4.40%(3)
  Net investment income                                1.12%(3)           1.30%            0.89%              0.81%(3)

Portfolio turnover rate                                   5%                14%               8%                 3%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.
(4)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                          SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                               ------------------------------------------------------------------------

                                                    For the                                            For the period
                                               six months ended             For years ended           March 31, 2006(4)
                                                June 30, 2009       ------------------------------        through
                                                  (Unaudited)       Dec. 31, 2008    Dec. 31, 2007     Dec. 31, 2006
                                               ----------------     -------------    -------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                           $    0.03          $    0.09        $    0.06          $    0.04
Net gain (loss) on investments                          0.31              (3.94)            0.26               0.20
                                                   ---------          ---------        ---------          ---------
  Total from investment operations                      0.34              (3.85)            0.32               0.24
                                                   ---------          ---------        ---------          ---------

Shareholder distributions
  Net investment income                                    -              (0.09)           (0.07)             (0.03)
  Realized gain                                            -                  -            (0.08)                 -
                                                   ---------          ---------        ---------          ---------
Net increase (decrease)                                 0.34              (3.94)            0.17               0.21
Net asset value at beginning of period                  6.44              10.38            10.21              10.00
                                                   ---------          ---------        ---------          ---------
Net asset value at end of period                   $    6.78          $    6.44        $   10.38          $   10.21
                                                   =========          =========        =========          =========

TOTAL RETURN(2)                                         5.3%             (37.1%)            3.1%               2.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $   1,612          $   1,427        $   2,274          $   1,832

Ratio to average net assets:
  Expenses                                             1.50%(3)           1.50%            1.50%              1.50%(3)
  Expenses before waived fees and
    reimbursed expenses                                4.51%(3)           3.07%            3.02%              4.73%(3)
  Net investment income                                0.83%(3)           1.06%            0.59%              0.51%(3)

Portfolio turnover rate                                   5%                14%               8%                 3%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.
(4)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (UNAUDITED)

ADVISORY AGREEMENT
At a meeting of the Board of Directors held on February 26, 2009, the Board approved the Investment Advisory Agreement (the "Agreement") between the Fund and its Advisor, AUL. In evaluating this matter, the Board considered the nature, extent, and quality of services provided by the Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Board recognizes that the Advisor has been managing investments for more than three decades and its portfolio managers have extensive education and experience, with several individuals earning MBAs and CFA designations; the Advisor adheres to a sound, disciplined investment management process; and the portfolio management team has considerable experience, stability and depth and oversees the management of a sizeable portfolio.

Further, the Board considered the performance of the portfolios, including any periods of relative out-performance or underperformance, as well as the Advisory fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. The Board also reviewed the financial strength and profitability of the Advisor and ratings from the various rating agencies.

Based on the information provided to the Fund's Board of Directors and the considerations offered above, the Board concluded that the factors considered justified the renewal of the Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2010.

PROXY VOTING POLICIES AND PROCEDURES
A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                    NUMBER OF
                                                         PRINCIPAL                  PORTFOLIOS IN
NAME, AGE, AND           CURRENT         TERM OF OFFICE  OCCUPATION(S)              FUND COMPLEX     OTHER
ADDRESS AS OF            POSITION        AND LENGTH      DURING THE                 OVERSEEN BY      DIRECTORSHIPS
JUNE 30, 2009            WITH THE FUND   OF SERVICE      PAST 5 YEARS               DIRECTOR         HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
---------------------
JEAN L. WOJTOWICZ        Chairperson     Indefinite,     President, Cambridge             5          Vectren Corp.
7107 Royal Oakland Ct.   of the Board    11/16/2007 to   Capital Management                          First Merchants
Indianapolis, IN 46236                   present;        Corp. (1983 to present)                     Corp. & First
age 51                                                                                               Internet Bank of
                         Director        Indefinite                                                  Indiana
                                         09/22/2003 to
                                         present

STEPHEN J. HELMICH,      Director        Indefinite,     President, Cathedral             5          None
307 Galahad Drive                        12/17/2004 to   High School
Franklin, IN 46131                       present         (1999 to present)
age 59

K. LOWELL SHORT, Jr.(1)  Director        Indefinite,     CFO, Forethought                 5          None
8842 Traders Landing                     11/16/2007 to   Financial Group
Brownsburg, IN 46112                     07/13/2009      (10/06-7/07); Senior
age 52                                                   Vice President, Finance,
                                                         Conseco Insurance
                                                         Companies
                                                         (11/86-10/06)

GILBERT F. VIETS         Chairman of     Indefinite,     Deputy Commissioner              5          St. Vincent Hospital
2105 N. Meridian St.,    the Audit       11/16/2007      and Chief of Staff,                         Indianapolis
Ste. 400                 Committee       to present;     Indiana Department of
Indianapolis, IN 46202                                   Transportation (12/2006
age 65                   Director        Indefinite,     until his retirement in
                                         09/27/2004 to   11/2008); State of
                                         present         Indiana Office of
                                                         Management & Budget
                                                         (2005-12/2006); Chief
                                                         Financial Officer/Chief
                                                         Restructuring Officer/
                                                         Special Assistant to the
                                                         Chairman, ATA Holdings,
                                                         Inc. (7/2004-11/2005);
                                                         Associate Clinical
                                                         Professor, Indiana
                                                         University
                                                         (8/2002-7/2004)

MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)

                                                                                    NUMBER OF
                                                         PRINCIPAL                  PORTFOLIOS IN
NAME, AGE, AND           CURRENT         TERM OF OFFICE  OCCUPATION(S)              FUND COMPLEX     OTHER
ADDRESS AS OF            POSITION        AND LENGTH      DURING THE                 OVERSEEN BY      DIRECTORSHIPS
JUNE 30, 2009            WITH THE FUND   OF SERVICE      PAST 5 YEARS               DIRECTOR         HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS
---------------------
WILLIAM R. BROWN(2)      Director        Indefinite,     General Counsel &                5          Franklin College
6674 Flowstone Way                       11/16/2007      Secretary, American
Indianapolis, IN 46237                   to present      United Life Insurance
age 69                                                   Company(R) (1/1986
                                                         until his retirement
                                                         in 8/2002)

The following table shows the executive officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five (5) years.

NAME AND AGE AS OF          CURRENT POSITION     TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS DURING
JUNE 30, 2009(3)            WITH THE FUND        LENGTH OF SERVICE     THE PAST FIVE YEARS'
--------------------------------------------------------------------------------------------------------------------------
J. Scott Davison,           President            Indefinite,           Chief Financial Officer, American United Life
age 45                                           08/15/08 to present   Insurance Company(R) (6/2004 to Present); Senior
                                                                       Vice President, Strategic Planning & Corporate
                                                                       Development (7/2002 - 6/2004)

Constance E. Lund,          Treasurer            Indefinite,           Senior Vice President, Corporate Finance,
age 55                                           02/02/00 to present   American United Life Insurance Company(R)
                                                                       (1/2000 to present)

Thomas M. Zurek,            Secretary            Indefinite,           General Counsel & Secretary, American United Life
age 60                                           12/13/02 to present   Insurance Company(R) (8/2002 to present)

Daniel Schluge,             Assistant            Indefinite,           Controller, American United Life Insurance
age 49                      Treasurer            02/23/07 to present   Company(R) (7/2000 to present)

Richard M. Ellery,          Assistant            Indefinite,           Associate General Counsel, American United Life
age 37                      Secretary            08/24/07 to present   Insurance Company(R) (1/2007 to present); Assistant
                                                                       General Counsel, American United Life Insurance
                                                                       Company(R) (5/2004-1/2007)

(1)  Mr. Short resigned from the Board on July 13, 2009.
(2) Due to Mr. Browns previous employment and the current receipt of deferred compensation from AUL, he may be deemed to be an "interested person" as defined by Section 2(a)(19) of the 1940 Act.
(3) The executive officers of the Fund can be reached at One American Square, Indianapolis, Indiana 46282. Due to their current employment with AUL, the investment advisor to the Fund, Mr. Davison, Ms. Lund, Mr. Zurek, Mr. Schluge, and Mr. Ellery may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act.

                      (This Page Intentionally Left Blank)

                      OneAmerica(R) Funds, Inc.          (C) 2009 OneAmerica Financial Partners, Inc. All rights
                      One American Square, P.O. Box 368  reserved. OneAmerica(R) and the OneAmerica banner are all
[LOGO OF ONEAMERICA   Indianapolis, IN 46206-0368        registered trademarks of OneAmerica Financial Partners, Inc.
FUNDS, INC.]          (317) 285-1111
                      www.oneamerica.com
                                                                                                      P-13959 6/30/09

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable with semi annual filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ J. Scott Davison
                        --------------------------------------------------------
                               J. Scott Davison, President
Date 8-26-09
    -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ J. Scott Davison
                         -------------------------------------------------------
                              J. Scott Davison, President
Date 8-26-09
    -------------

By (Signature and Title)*      /s/ Constance E. Lund
                         -------------------------------------------------------
                              Constance E. Lund, Treasurer
Date 8-26-09
    -------------

* Print the name and title of each signing officer under his or her signature.